UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6485

     Seligman Global Fund Series, Inc.
(Exact name of Registrant as specified in charter)

     100 Park Avenue
New York, New York 10017
 (Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 10/31

Date of reporting period: 4/30/06

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman
Global Fund Series, Inc.

Emerging Markets Fund

Global Growth Fund

Global Smaller Companies Fund

Global Technology Fund

International Growth Fund

Mid-Year Report
April 30, 2006

Investing Around
the World for
Capital Appreciation

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Seligman
142 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 142 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients overtime is an enduring value that will continue to guide Seligman.

Table of Contents

To the Shareholders	1

Performance Summary	2

Benchmarks	3

Performance
and Portfolio Overview	4

Understanding and Comparing
Your Series’ Expenses	16

Portfolio of Investments	18

Statements of Assets
and Liabilities	30

Statements of Operations	31

Statements of
Changes in Net Assets	32

Notes to Financial
Statements	34

Financial Highlights	47

Matters Relating to the
Directors’ Consideration
of the Continuance of the
Management Agreement
and Subadvisory Agreement	60

Board of Directors and
Executive Officers	67

Additional Fund
Information	68

To The Shareholders

We are pleased to present the mid-year shareholder report for Seligman Global Fund Series, Inc. This report contains the Funds’ investment results, portfolios of investments, and financial statements.

For the six months ended April 30, 2006, based on net asset value of Class A shares, Seligman Emerging Markets Fund delivered a total return of 34.17%, Seligman Global Growth Fund delivered a total return of 18.27%, Seligman Global Smaller Companies Fund delivered a total return of 24.27%, Seligman Global Technology Fund delivered a total return of 21.31%, and Seligman International Growth Fund delivered a total return of 25.40%.

In January 2006, Simon H. Thomas, CPA was named Portfolio Manager of the non-North American portion of Seligman Global Smaller Companies Fund. Mr. Thomas, a Director of Wellington International, joined Wellington as an investment professional in 2002.

We thank you for your continued support of Seligman Global Fund Series, Inc. and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

June 20, 2006

Performance Summary

Seligman Emerging Markets Fund

For the six months ended April 30, 2006, Seligman Emerging Markets Fund posted a total return of 34.17%, based on the net asset value of Class A shares (excluding sales charges). During the same time period, the Lipper Emerging Markets Funds Average returned 36.45% and the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index returned 37.77%.

Seligman Global Growth Fund

For the six months ended April 30, 2006, Seligman Global Growth Fund posted a total return of 18.27%, based on the net asset value of Class A shares (excluding sales charges). During the same time period, the Fund’s peers, as measured by the Lipper Global Funds Average and the Lipper Global Large-Cap Growth Funds Average returned 16.98% and 17.31%, respectively. The MSCI World Index and the MSCI World Growth Index returned 16.29% and 14.70%, respectively, for the same period.

Seligman Global Smaller Companies Fund

For the six months ended April 30, 2006, Seligman Global Smaller Companies Fund posted a total return of 24.27%, based on the net asset value of Class A shares (excluding sales charges). During the same time period, the Lipper Global Small-Cap Funds Average returned 25.33%, the Lipper Global Small/Mid-Cap Core Funds Average returned 22.79%, and the S&P/Citigroup Broad Market Less Than US $2 Billion Index returned 23.98%.

Seligman Global Technology Fund

For the six months ended April 30, 2006, Seligman Global Technology Fund posted a total return of 21.31%, based on the net asset value of Class A shares (excluding sales charges). During the same time period, the Lipper Science & Technology Funds Average returned 14.68%, the Lipper Global Funds Average returned 16.98%, the MSCI World Index returned 16.29%, and the MSCI World Information Technology Index returned 4.59%.

Seligman International Growth Fund

For the six months ended April 30, 2006, Seligman International Growth Fund posted a total return of 25.40%, based on the net asset value of Class A shares (excluding sales charges). During the same time period, the Lipper International Funds Average returned 23.91%, the Lipper International Multi-Cap Growth Funds Average returned 24.52%, and the MSCI Europe, Australasia, Far East Index returned 23.10%.

Benchmarks

Averages

Lipper Emerging Markets Funds Average — This average comprises mutual funds which seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Lipper Global Funds Average — This average comprises mutual funds which invest at least 25% of their portfolios in equity securities traded outside the US, and may own US securities as well.

Lipper Global Large-Cap Growth Funds Average — This average comprises mutual funds which invest at least 75% of their portfolios in equity securities both inside and outside of the US with market capitalizations (on a three-year weighted basis) greater than the 500th-largest company in the S&P/Citigroup World Broad Market Index (BMI). Large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World BMI.

Lipper Global Small-Cap Funds Average — This average comprises mutual funds which invest at least 25% of their portfolios in equity securities whose primary trading markets are outside the US, and which limit at least 65% of their investments to companies with market capitalizations less than US $1 billion at the time of purchase.

Lipper Global Small/Mid-Cap Core Funds Average — This average comprises mutual funds which invest at least 75% of their portfolio in equity securities both inside and outside of the US with market capitalizations (on a three-year weighted basis) less than the 500th largest company in the S&P/Citigroup World BMI. Small/mid-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World BMI.

Lipper International Funds Average — This average comprises mutual funds which invest their assets in equity securities whose primary trading markets are outside the US.

Lipper International Multi-Cap Growth Funds Average — This average comprises mutual funds which invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index (BMI). Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

Lipper Science & Technology Funds Average — This average comprises mutual funds which invest 65% of their equity portfolios in science and technology stocks.

Indices

Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index (“MSCI EAFE Index”) — This is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada.

Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) — This is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging market.

Morgan Stanley Capital International World Growth Index (“MSCI World Growth Index”) — This is a free float-adjusted market capitalization-weighted equity index representing “growth” (high price to book value) securities in the world’s developed stock markets.

Morgan Stanley Capital International World Index (“MSCI World Index”) — This is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Morgan Stanley Capital International World IT Index (“MSCI World IT Index”) — This is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity markets.

S&P/Citigroup BMI Less Than US $2 Billion Index — This index represents the entire universe of institutionally investable securities with a total available market capitalization of at least the local equivalent of US $100 million and not more than US $2 billion.

Adapted from materials from Lipper Analytical Services Inc., Morgan Stanley Capital International, and Standard & Poor’s.

The averages and indices are unmanaged benchmarks that assume reinvestment of distributions. The performance of the averages excludes the effect of sales charges and taxes, and the performance of the indices excludes the effect of taxes, fees, and sales charges. Investors cannot invest directly in an unmanaged average or index.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Global Fund Series and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not indicate or guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each of the Funds as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to reimburse expenses other than management fees and distribution and service (12b-1) fees to the extent such expenses exceed 0.85% per annum of the average daily net assets of the Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International Growth Fund. This undertaking will remain in effect at least until February 28, 2007. In addition, returns for the periods that include the year ended October 31, 2004 include the effect of payments from the Manager to Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, and Seligman Global Technology Fund. Absent such reimbursements and payments, returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns from inception for Class B shares reflect automatic conversion to Class A shares approximately 8 years after inception date. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase. Class I shares do not have sales charges.

Prior to March 31, 2000, Seligman employed subadvisors that were responsible for providing all or a portion of the portfolio management services with respect to the investments of Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Technology Fund, and Seligman International Growth Fund, and prior to January 1, 2003 with respect to the investments of Seligman Global Smaller Companies Fund. For the periods following, until September 15, 2003, the assets of these Funds were managed exclusively by J. & W. Seligman & Co. Incorporated. Since September 15, 2003, Wellington Management Company, LLP has acted as sub-advisor to provide portfolio management services for Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, and Seligman International Growth Fund. See Note 3 of the Financial Statements on page 35 of this report for more information.

See footnotes on page 15.

Performance and Portfolio Overview
Seligman Emerging Markets Fund

Investment Results

Total Returns
For Periods Ended April 30, 2006

		Average Annual

				Class A, B, D	Class C	Class I	Class R
	Six	One	Five	Since Inception	Since Inception	Since Inception	Since Inception
Class A	Months*	Year	Years	5/28/96	5/27/99	11/30/01	4/30/03

With Sales Charge	27.77%	51.07%	21.80%	6.23%	n/a	n/a	n/a

Without Sales Charge	34.17	58.60	22.98	6.76	n/a	n/a	n/a

Class B

With CDSC†	28.78	52.58	21.81	n/a	n/a	n/a	n/a

Without CDSC	33.78	57.58	21.99	6.11 ‡	n/a	n/a	n/a

Class C

With Sales Charge and CDSC††	31.40	55.14	21.81	n/a	10.91%	n/a	n/a

Without Sales Charge and CDSC	33.78	57.68	22.06	n/a	11.07	n/a	n/a

Class D

With 1% CDSC	32.78	56.68	n/a	n/a	n/a	n/a	n/a

Without CDSC	33.78	57.68	22.06	5.98	n/a	n/a	n/a

Class I	34.67	59.68	n/a	n/a	n/a	29.81%	n/a

Class R

With 1% CDSC	33.13	57.44	n/a	n/a	n/a	n/a	n/a

Without CDSC	34.13	58.44	n/a	n/a	n/a	n/a	43.83%

MSCI EM Index	37.77	62.89	24.07	8.00 ##	15.33 ###	30.38	45.81

Lipper Emerging Markets
Funds Average	36.45	60.55	24.12	8.45 #	16.59	29.71	43.88

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

4/30/06	$12.75	$11.75	$11.79	$11.79	$13.35	$12.72

10/31/05	10.19	9.47	9.50	9.50	10.60	10.17

4/30/05	8.62	8.04	8.06	8.06	8.94	8.61

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Emerging markets funds’ net asset values may fluctuate more than other equity funds or other global equity funds. Emerging markets countries may have relatively unstable governments, less diversified economies, and securities markets that trade a smaller number of securities, some physically.

See footnotes on page 15.

Performance and Portfolio Overview
Seligman Emerging Markets Fund

Country Allocation
April 30, 2006

		MSCI EM
	Fund	Index

North America (Developed)	1.0%	—

Canada	0.5	—

United States	0.5	—

Asia (Emerging)	45.3	52.8%

China	7.7	8.3

India	7.5	6.3

Indonesia	2.2	1.7

Malaysia	2.1	2.7

Pakistan	—	0.3

Philippines	—	0.4

South Korea	15.4	17.6

Taiwan	9.5	13.8

Thailand	0.9	1.7

Latin America (Emerging)	26.7	20.6

Argentina	1.0	0.8

Brazil	16.1	11.3

Chile	2.0	1.5

Colombia	—	0.4

Mexico	7.6	6.0

Peru	—	0.5

Venezuela	—	0.1

Europe, Middle East and
Africa (Emerging)	26.8	26.6

Austria	1.1	—

Czech Republic	1.7	0.8

Egypt	1.0	0.7

Hungary	1.3	1.2

Israel	2.9	3.0

Jordan	—	0.2

Lebanon	1.2	—

Morocco	—	0.3

Poland	0.9	1.7

Russia	4.4	6.5

South Africa	9.7	10.1

Turkey	2.6	2.1

Other Assets Less Liabilities	0.2	—

Total	100.0%	100.0%

Largest Portfolio Holdingsø
April 30, 2006

		Percent of
Security	Value	Net Assets

Samsung Electronics (South Korea)	$5,081,123	4.5

America Movil (Class L) (ADR)
(Mexico)	3,831,258	3.4

LUKOIL (ADR) (Russia)	2,554,920	2.3

Bharti Airtel (India)	2,548,812	2.2

Gazprom (ADR) (Russia)	2,471,070	2.2

Petroleo Brasileiro “Petrobras”
(ADR) (Brazil)	2,441,101	2.2

Shinhan Financial Group
(South Korea)	2,324,064	2.1

Companhia Vale do Rio Doce
“CVRD” (ADR) (Brazil)	2,245,190	2.0

Hindalco Industries (India)	2,032,432	1.8

Teva Pharmaceutical Industries
(ADR) (Israel)	2,004,503	1.8

Largest Industries
April 30, 2006

Largest Portfolio Changesøø
During Past Six Months

Largest Purchases

Shinhan Financial Group* (South Korea)

Gazprom (ADR)* (Russia)

Hindalco Industries* (India)

Lotte Shopping* (South Korea)

Anglo American* (South Africa)

MTN Group* (South Africa)

S-Oil* (South Korea)

POSCO* (South Korea)

Gerdau (Preferred Stock)* (Brazil)

Ternium* (Argentina)

Largest Sales

AU Optronics (ADR)** (Taiwan)

China Life Insurance (Class H)** (China)

LG.Philips LCD** (South Korea)

Tuprus-Turkiye Petrol Refinerileri** (Turkey)

Samsung Electronics (South Korea)

Dr. Reddy’s Laboratories (ADR)** (India)

OTP Bank** (Hungary)

Hon Hai Precision Industry** (Taiwan)

Grupo Televisa (ADR)** (Mexico)

Akbank** (Turkey)

*	Position added during the period.
**	Position eliminated during the period.

See additional footnotes on page 15.

Performance and Portfolio Overview
Seligman Global Growth Fund

Investment Results

Total Returns
For Periods Ended April 30, 2006

		Average Annual

					Class C	Class I	Class R
	Six	One	Five	Ten	Since Inception	Since Inception	Since Inception
Class A	Months*	Year	Years	Years	5/27/99	11/30/01	4/30/03

With Sales Charge	12.63%	18.91%	(0.47)%	3.78%	n/a	n/a	n/a

Without Sales Charge	18.27	24.86	0.50	4.29	n/a	n/a	n/a

Class B

With CDSC†	12.87	18.91	(0.63)	n/a	n/a	n/a	n/a

Without CDSC	17.87	23.91	(0.23)	3.70 ‡	n/a	n/a	n/a

Class C

With Sales Charge and CDSC††	15.65	21.56	(0.43)	n/a	(0.17)%	n/a	n/a

Without Sales Charge and CDSC	17.85	23.88	(0.23)	n/a	(0.02)	n/a	n/a

Class D

With 1% CDSC	16.85	22.88	n/a	n/a	n/a	n/a	n/a

Without CDSC	17.85	23.88	(0.23)	3.53	n/a	n/a	n/a

Class I	18.63	25.42	n/a	n/a	n/a	4.26%	n/a

Class R

With 1% CDSC	17.23	23.32	n/a	n/a	n/a	n/a	n/a

Without CDSC	18.23	24.32	n/a	n/a	n/a	n/a	17.53%

MSCI World Index	16.29	24.91	5.99	7.80	4.06 ###	9.80	21.67

MSCI World Growth Index	14.70	24.44	4.39	6.15	7.52 ###	7.52	18.19

Lipper Global Funds Average	16.98	26.85	5.91	7.94	5.83	9.75	21.78

Lipper Global Large-Cap
Growth Funds Average	17.31	27.61	3.22	6.26	3.82	7.21	19.98

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

4/30/06	$8.74	$7.98	$7.99	$7.99	$8.98	$8.69

10/31/05	7.39	6.77	6.78	6.78	7.57	7.35

4/30/05	7.00	6.44	6.45	6.45	7.16	6.99

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

See footnotes on page 15.

Performance and Portfolio Overview
Seligman Global Growth Fund

Country Allocation
April 30, 2006

		MSCI World
	Fund	Index

North America (Developed)	48.8%	52.5%

Canada	4.1	3.5

United States	44.7	49.0

Europe (Total)	30.5	31.8

Europe (Economic and Monetary
Union (EMU))	15.0	15.6

Austria	1.0	0.2

Belgium	0.8	0.6

Finland	1.3	0.7

France	4.4	4.6

Germany	2.8	3.4

Greece	0.9	0.3

Ireland	0.6	0.4

Italy	0.7	1.8

Netherlands	2.5	1.6

Portugal	—	0.2

Spain	—	1.8

Europe (Other)	15.5	16.2

Denmark	—	0.3

Norway	—	0.4

Sweden	1.3	1.1

Switzerland	3.1	3.2

United Kingdom	11.1	11.2

Japan	12.3	11.9

Asia (Developed)	—	3.8

Australia	—	2.5

Hong Kong	—	0.8

New Zealand	—	0.1

Singapore	—	0.4

Asia (Emerging)	4.4	—

South Korea	3.6	—

Taiwan	0.8	—

Latin America (Emerging)	3.1	—

Mexico	3.1	—

Europe, Middle East and Africa
(Emerging)	0.6	—

Israel	0.6	—

Other Assets Less Liabilities	0.3	—

Total	100.0%	100.0%

Largest Portfolio Holdingsø
April 30, 2006

		Percent of
Security	Value	Net Assets

Carphone Warehouse Group
(United Kingdom)	$1,237,273	2.5

EMI Group (United Kingdom)	1,197,501	2.4

Corning (United States)	1,188,090	2.4

Las Vegas Sands (United States)	1,186,023	2.4

UBS (Switzerland)	1,052,031	2.1

Google (Class A) (United States)	1,002,648	2.0

Schlumberger (United States)	947,218	1.9

Reckitt Benckiser
(United Kingdom)	944,593	1.9

Samsung Electronics (South Korea)	922,908	1.9

Commerzbank (Germany)	901,862	1.8

Largest Industries
April 30, 2006

Largest Portfolio Changesøø
During Past Six Months

Largest Purchases

Sanofi-Aventis* (France)

Rakuten* (Japan)

Las Vegas Sands* (United States)

XTO Energy* (United States)

SanDisk* (United States)

Wyeth* (United States)

Schlumberger* (United States)

Noble* (United States)

Sprint Nextel* (United States)

ASML Holding* (Netherlands)

Largest Sales

Credit Suisse Group** (Switzerland)

Allianz** (Germany)

Google (Class A) (United States)

Cardinal Health** (United States)

Merck KGaA** (Germany)

Altria Group** (United States)

Vivendi Universal** (France)

General Dynamics** (United States)

Nokia** (Finland)

Corning (United States)

*	Position added during the period.
**	Position eliminated during the period.

See additional footnotes on page 15.

Performance and Portfolio Overview
Seligman Global Smaller Companies Fund

Investment Results

Total Returns
For Periods Ended April 30, 2006

		Average Annual

					Class C	Class I	Class R
	Six	One	Five	Ten	Since Inception	Since Inception	Since Inception
Class A	Months*	Year	Years	Years	5/27/99	11/30/01	4/30/03

With Sales Charge	18.36%	34.02%	7.98%	4.53%	n/a	n/a	n/a

Without Sales Charge	24.27	40.68	9.03	5.05	n/a	n/a	n/a

Class B

With CDSC†	18.85	34.56	7.89	n/a	n/a	n/a	n/a

Without CDSC	23.85	39.56	8.18	4.42 ‡	n/a	n/a	n/a

Class C

With Sales Charge and CDSC††	21.56	37.28	8.00	n/a	5.61%	n/a	n/a

Without Sales Charge and CDSC	23.78	39.62	8.22	n/a	5.77	n/a	n/a

Class D

With 1% CDSC	22.79	38.55	n/a	n/a	n/a	n/a	n/a

Without CDSC	23.79	39.55	8.21	4.26	n/a	n/a	n/a

Class I	24.62	41.49	n/a	n/a	n/a	14.51%	n/a

Class R

With 1% CDSC	23.06	39.33	n/a	n/a	n/a	n/a	n/a

Without CDSC	24.06	40.33	n/a	n/a	n/a	n/a	31.93%

S&P/Citigroup Broad Market
Less Than US $2 Billion Index	23.98	39.47	17.16	10.81	14.08	21.38	34.57

Lipper Global Small-Cap
Funds Average	25.33	39.55	11.55	9.43	11.83	15.93	32.08

Lipper Global Small/Mid-Cap
Core Funds Average	22.79	36.01	11.82	9.08	11.11	15.75	29.91

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

4/30/06	$19.40	$17.23	$17.28	$17.27	$19.94	$19.28

10/31/05	16.63	14.93	14.98	14.97	17.02	16.56

4/30/05	14.69	13.25	13.28	13.28	14.99	14.64

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. The stocks of smaller companies may be subject to above-average risk.

See footnotes on page 15.

Performance and Portfolio Overview
Seligman Global Smaller Companies Fund

Country Allocation
April 30, 2006

		S&P/Citigroup
		Broad Market
		Less Than US
	Fund	$2 Billion Index

North America (Developed)	52.0%	42.5%

Canada	5.5	6.3

United States	46.5	36.2

Europe (Total)	19.4	20.2

Europe (EMU)	9.7	8.6

Austria	—	0.5

Belgium	0.3	0.6

Finland	0.2	0.6

France	1.8	1.5

Germany	3.7	1.5

Greece	1.2	0.6

Ireland	—	0.4

Italy	1.6	0.9

Netherlands	0.9	1.3

Portugal	—	0.1

Spain	—	0.6

Europe (Other)	9.7	11.6

Denmark	—	0.7

Norway	—	1.1

Sweden	1.1	1.5

Switzerland	1.3	1.2

United Kingdom	7.3	7.1

Japan	17.2	17.0

Asia (Developed)	3.7	5.4

Australia	3.0	3.2

Hong Kong	0.7	0.9

New Zealand	—	0.3

Singapore	—	1.0

Asia (Emerging)	3.8	9.8

China	0.8	1.1

India	0.3	0.9

Indonesia	—	0.3

Malaysia	1.3	0.7

Pakistan	—	0.2

Philippines	—	0.1

South Korea	0.9	2.8

Taiwan	—	3.4

Thailand	0.5	0.3

Latin America (Emerging)	0.7	1.6

Argentina	—	0.1

Brazil	0.2	0.7

Chile	—	0.3

Colombia	—	0.1

Mexico	0.5	0.3

Peru	—	0.1

Europe, Middle East and
Africa (Emerging)	0.2	3.5

Czech Republic	—	0.1

Egypt	—	0.2

Israel	—	0.5

Jordan	—	0.1

Morocco	—	0.2

Nigeria	—	0.1

Poland	—	0.2

Russia	—	0.2

Slovenia	—	0.1

South Africa	0.2	1.5

Turkey	—	0.3

Other Assets Less Liabilities	3.0	—

Total	100.0%	100.0%

Largest Portfolio Holdingsø
April 30, 2006

		Percent of
Security	Value	Net Assets

MTU Aero Engines Holdings (Germany)	$2,125,844	1.0

Kobayashi Pharmaceutical (Japan)	1,947,838	0.9

Hellenic Technodomiki Tev (Greece)	1,677,267	0.8

First Quantum Minerals (Canada)	1,667,528	0.8

Synenco Energy (Canada)	1,553,372	0.7

Cattles (United Kingdom)	1,551,009	0.7

Eddie Bauer Holdings (United States)	1,543,750	0.7

Union Tool (Japan)	1,539,674	0.7

FairPoint Communications (United States)	1,532,685	0.7

Munters (Sweden)	1,506,252	0.7

Largest Industries
April 30, 2006

Largest Portfolio Changesøø
During Past Six Months

Largest Purchases

Energy Partners* (United States)

Eddie Bauer Holdings (United States)

Gray Television (United States)

Schnitzer Steel Industries* (United States)

Synenco Energy* (Canada)

Cogent* (United States)

Sherritt International* (Canada)

Ormat Technologies* (United States)

Western Refining* (United States)

Grubb & Ellis Realty Advisors* (United States)

Largest Sales

Abgenix** (United States)

Western Oil Sands (Class A)** (Canada)

UTS Energy** (Canada)

Baloise Holding** (Switzerland)

Bio-Rad Laboratories (Class A)** (United States)

optionsXpress** (United States)

Rhodia** (France)

Swift Energy** (United States)

Corinthian Colleges** (United States)

Arch Coal** (United States)

*	Position added during the period.
**	Position eliminated during the period.

See additional footnotes on page 15.

Performance and Portfolio Overview
Seligman Global Technology Fund

Investment Results

Total Returns
For Periods Ended April 30, 2006

		Average Annual

					Class C		Class R
	Six	One	Five	Ten	Since Inception		Since Inception
Class A	Months*	Year	Years	Years	5/27/99		4/30/03

With Sales Charge	15.54%	31.92%	(2.03)%	7.37%	n/a		n/a

Without Sales Charge	21.31	38.50	(1.07)	7.90	n/a		n/a

Class B

With CDSC†	15.88	32.52	(2.23)	n/a	n/a		n/a

Without CDSC	20.88	37.52	(1.84)	7.23 ‡	n/a		n/a

Class C

With Sales Charge and CDSC††	18.63	35.04	(2.05)	n/a	2.47%		n/a

Without Sales Charge and CDSC	20.88	37.39	(1.85)	n/a	2.61		n/a

Class D

With 1% CDSC	19.91	36.46	n/a	n/a	n/a		n/a

Without CDSC	20.91	37.46	(1.84)	7.06	n/a		n/a

Class R

With 1% CDSC	20.19	37.10	n/a	n/a	n/a		n/a

Without CDSC	21.19	38.10	n/a	n/a	n/a		19.56%

MSCI World Index	16.29	24.91	5.99	7.80	4.06	###	21.67

MSCI World IT Index	4.59	22.72	(3.22)	7.32	(4.31	)###	15.81

Lipper Global Funds Average	16.98	26.85	5.91	7.94	5.83		21.78

Lipper Science & Technology
Funds Average	14.68	30.49	(3.62)	7.09	(1.25)		18.95

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class R

4/30/06	$15.54	$13.78	$13.78	$13.76	$15.44

10/31/05	12.81	11.40	11.40	11.38	12.74

4/30/05	11.22	10.02	10.03	10.01	11.18

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Investing in one economic sector, such as technology, may be subject to greater price fluctuations than a portfolio of diversified investments. Due to recent volatility in the technology markets, current performance may be significantly lower than set forth above.

See footnotes on page 15.

Performance and Portfolio Overview
Seligman Global Technology Fund

Country Allocation
April 30, 2006

		MSCI World
	Fund	Index

North America (Developed)	69.5%	52.5%

Canada	0.5	3.5

United States	69.0	49.0

Europe (Total)	7.4	31.8

Europe (EMU)	6.6	15.6

Austria	—	0.2

Belgium	—	0.6

Finland	1.7	0.7

France	1.2	4.6

Germany	0.8	3.4

Greece	—	0.3

Ireland	—	0.4

Italy	—	1.8

Netherlands	2.6	1.6

Portugal	—	0.2

Spain	0.3	1.8

Europe (Other)	0.8	16.2

Denmark	—	0.3

Norway	—	0.4

Sweden	0.5	1.1

Switzerland	—	3.2

United Kingdom	0.3	11.2

Japan	6.9	11.9

Asia (Developed)	4.7	3.8

Australia	—	2.5

Hong Kong	0.7	0.8

New Zealand	—	0.1

Singapore	1.1	0.4

South Korea	2.9	—

Asia (Emerging)	6.5	—

India	1.0	—

Taiwan	5.5	—

Europe, Middle East and Africa
(Emerging)	1.0	—

Israel	1.0	—

Other Assets Less Liabilities	4.0	—

Total	100.0%	100.0%

Largest Portfolio Holdingsø
April 30, 2006

		Percent of
Security	Value	Net Assets

Amdocs (United States)	$17,201,280	4.3

McAfee (United States)	16,144,492	4.0

Symantec (United States)	13,931,592	3.5

Mercury Interactive (United States)	13,477,655	3.4

Seagate Technology (United States)	12,525,696	3.1

QUALCOMM (United States)	11,059,713	2.8

Synopsys (United States)	10,180,754	2.5

VeriSign (United States)	10,124,350	2.5

EMC (United States)	9,893,373	2.5

Samsung Electronics (South Korea)	7,388,735	1.8

Largest Industries
April 30, 2006

Largest Portfolio Changesøø
During Past Six Months

Largest Purchases

McAfee (United States)

VeriSign (United States)

Maxim Integrated Products (United States)

Samsung Electronics* (South Korea)

Hewlett-Packard* (United States)

HOYA* (Japan)

Freescale Semiconductor (Class A)* (United States)

Lam Research* (United States)

Cymer* (United States)

Red Hat* (United States)

Largest Sales

MEMC Electronic Materials** (United States)

Advanced Micro Devices (United States)

Microsoft (United States)

CA** (United States)

BMC Software** (United States)

Oracle (United States)

International Business Machines** (United States)

Ibiden** (Japan)

Cisco Systems (United States)

Amdocs (United States)

*	Position added during the period.
**	Position eliminated during the period.

See additional footnotes on page 15.

Performance and Portfolio Overview
Seligman International Growth Fund

Investment Results

Total Returns
For Periods Ended April 30, 2006

		Average Annual

					Class C	Class I	Class R
	Six	One	Five	Ten	Since Inception	Since Inception	Since Inception
Class A	Months*	Year	Years	Years	5/27/99	11/30/01	4/30/03

With Sales Charge	19.41%	25.80%	3.79%	0.33%	n/a	n/a	n/a

Without Sales Charge	25.40	32.02	4.80	0.82	n/a	n/a	n/a

Class B

With CDSC†	19.93	26.05	3.68	n/a	n/a	n/a	n/a

Without CDSC	24.93	31.05	4.03	0.22 ‡	n/a	n/a	n/a

Class C

With Sales Charge and CDSC††	22.79	28.78	3.86	n/a	(2.61)%	n/a	n/a

Without Sales Charge and CDSC	24.98	31.09	4.07	n/a	(2.47)	n/a	n/a

Class D

With 1% CDSC	23.87	30.09	n/a	n/a	n/a	n/a	n/a

Without CDSC	24.87	31.09	4.05	0.10	n/a	n/a	n/a

Class I	25.82	32.72	n/a	n/a	n/a	11.63%	n/a

Class R

With 1% CDSC	24.22	30.63	n/a	n/a	n/a	n/a	n/a

Without CDSC	25.22	31.63	n/a	n/a	n/a	n/a	24.12%

MSCI EAFE Index	23.10	34.00	9.59	7.02	7.00 ###	15.16	29.57

Lipper International
Funds Average	23.91	35.59	8.74	7.61	7.26	14.10	27.90

Lipper International Multi-Cap
Growth Average	24.52	36.89	7.98	7.33	7.20	13.67	28.09

Net Asset Value Per Share
	Class A	Class B	Class C		Class D	Class I	Class R

4/30/06	$15.75	$14.18	$14.21		$14.21	$16.47	$15.69

10/31/05	12.56	11.35	11.37		11.38	13.09	12.53

4/30/05	11.93	10.82	10.84		10.84	12.41	11.92

An investment in the Fund is subject to certain risks, including the possible loss of principal. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

See footnotes on page 15.

Performance and Portfolio Overview
Seligman International Growth Fund

Country Allocation
April 30, 2006

		MSCI EAFE
	Fund	Index

North America (Developed)	6.0%	—

Canada	6.0	—

Europe (Total)	66.3	67.1%

Europe (EMU)	38.6	32.7

Austria	1.2	0.5

Belgium	2.7	1.2

Finland	2.3	1.5

France	17.2	9.7

Germany	7.5	7.1

Greece	0.9	0.7

Ireland	0.6	0.8

Italy	0.7	3.7

Netherlands	4.5	3.4

Portugal	—	0.3

Spain	1.0	3.8

Europe (Other)	27.7	34.4

Denmark	—	0.7

Norway	1.6	0.8

Sweden	2.0	2.4

Switzerland	7.6	6.8

United Kingdom	16.5	23.7

Japan	17.6	25.0

Asia (Developed)	1.4	7.9

Australia	—	5.3

Hong Kong	0.7	1.6

India	0.7	—

New Zealand	—	0.2

Singapore	—	0.8

Asia (Emerging)	3.4	—

South Korea	2.7	—

Taiwan	0.7	—

Latin America (Emerging)	4.9	—

Argentina	1.3	—

Mexico	3.6	—

Europe, Middle East and Africa (Emerging)	0.6	—

Israel	0.6	—

Other Assets Less Liabilities	(0.2)	—

Total	100.0%	100.0%

Largest Portfolio Holdingsø
April 30, 2006

		Percent of
Security	Value	Net Assets

Veolia Environnement (France)	$2,921,283	3.2

Reckitt Benckiser (United Kingdom)	2,167,832	2.3

Nokia (ADR) (Finland)	2,139,104	2.3

Carphone Warehouse Group
(United Kingdom)	2,044,120	2.2

Commerzbank (Germany)	2,027,469	2.2

Sanofi-Aventis (France)	1,970,949	2.1

LVMH Moet Hennessey Louis Vuitton
(France)	1,957,185	2.1

Vallourec (France)	1,939,994	2.1

Samsung Electronics (South Korea)	1,938,859	2.1

London Stock Exchange
(United Kingdom)	1,928,893	2.1

Largest Industries
April 30, 2006

Largest Portfolio Changesøø
During Past Six Months

Largest Purchases

Sanofi-Aventis* (France)

Nokia (ADR)* (Finland)

Rakuten* (Japan)

Euronext* (Netherlands)

Commerzbank* (Germany)

Samsung Electronics (South Korea)

Logitech International* (Switzerland)

America Movil (Class L) (ADR)* (Mexico)

Statoil* (Norway)

Groupe Danone* (France)

Largest Sales

Credit Suisse Group** (Switzerland)

Merck KGaA** (Germany)

Nestle** (Switzerland)

Allianz** (Germany)

Vivendi Universal** (France)

Nokia** (Finland)

Publicis Groupe** (France)

Standard Chartered (United Kingdom)

Dassault Systemes (France)

Adidas-Salomon** (Germany)

*	Position added during the period.
**	Position eliminated during the period.

See additional footnotes on page 15.

Performance and Portfolio Overview

1	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Series’ prospectus or statement of additional information.

*	Returns for periods of less than one year are not annualized.

‡	Returns from inception for Class B shares reflect automatic conversion to Class A shares approximately eight years after inception date.

†	The CDSC is 5% for periods of one year or less, 2% for the five-year period and 0% since inception.

††	The CDSC is 1% for periods of up to 18 months.

#	From May 30, 1996.

##	From May 31, 1996.

###	From May 31, 1999.

ø	There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

øø	Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

Understanding and Comparing
Your Series’ Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand the ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases and redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested on November 1, 2005 and held for the entire six-month period ended April 30, 2006.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

				Expenses		Expenses
				Paid		Paid
	Beginning		Ending	During	Ending	During
	Account	Annualized	Account	Period**	Account	Period**
	Value	Expense	Value	11/1/05 to	Value	11/1/05 to
Fund	11/1/05	Ratio*	4/30/06	4/30/06	4/30/06	4/30/06

Emerging Markets Fund

Class A	$1,000.00	2.35%	$1,341.70	$13.64	$1,013.14	$11.73

Class B	1,000.00	3.10	1,337.80	17.97	1,009.42	15.45

Class C	1,000.00	3.10	1,337.80	17.97	1,009.42	15.45

Class D	1,000.00	3.10	1,337.80	17.97	1,009.42	15.45

Class I	1,000.00	1.71	1,346.70	9.95	1,016.31	8.55

Class R	1,000.00	2.60	1,341.30	15.09	1,011.90	12.97

Global Growth Fund

Class A	$1,000.00	2.10%	$1,182.70	$11.36	$1,014.38	$10.49

Class B	1,000.00	2.85	1,178.70	15.40	1,010.66	14.21

Class C	1,000.00	2.85	1,178.50	15.39	1,010.66	14.21

Class D	1,000.00	2.85	1,178.50	15.39	1,010.66	14.21

Class I	1,000.00	1.55	1,186.30	8.40	1,017.11	7.75

Class R	1,000.00	2.35	1,182.30	12.72	1,013.14	11.73

See footnotes on page 17.

Understanding and Comparing
Your Series’ Expenses

			Actual		Hypothetical

				Expenses		Expenses
				Paid		Paid
	Beginning		Ending	During	Ending	During
	Account	Annualized	Account	Period**	Account	Period**
	Value	Expense	Value	11/1/05 to	Value	11/1/05 to
Fund	11/1/05	Ratio*	4/30/06	4/30/06	4/30/06	4/30/06

Global Smaller Companies Fund

Class A	$1,000.00	1.84%	$1,242.70	$10.23	$1,015.67	$9.20

Class B	1,000.00	2.59	1,238.50	14.38	1,011.95	12.92

Class C	1,000.00	2.59	1,237.80	14.37	1,011.95	12.92

Class D	1,000.00	2.59	1,237.90	14.37	1,011.95	12.92

Class I	1,000.00	1.25	1,246.20	6.96	1,018.60	6.26

Class R	1,000.00	2.09	1,240.60	11.61	1,014.43	10.44

Global Technology Fund

Class A	$1,000.00	1.78%	$1,213.10	$9.77	$1,015.97	$8.90

Class B	1,000.00	2.53	1,208.80	13.86	1,012.25	12.62

Class C	1,000.00	2.53	1,208.80	13.86	1,012.25	12.62

Class D	1,000.00	2.53	1,209.10	13.86	1,012.25	12.62

Class R	1,000.00	2.03	1,211.90	11.13	1,014.73	10.14

International Growth Fund

Class A	$1,000.00	2.08%	$1,254.00	$11.62	$1,014.48	$10.39

Class B	1,000.00	2.83	1,249.30	15.78	1,010.76	14.11

Class C	1,000.00	2.83	1,249.80	15.79	1,010.76	14.11

Class D	1,000.00	2.83	1,248.70	15.78	1,010.76	14.11

Class I	1,000.00	1.39	1,258.20	7.78	1,017.90	6.95

Class R	1,000.00	2.33	1,252.20	13.01	1,013.24	11.63

*	Expenses of Class B, Class C, Class D, Class R and Class I shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectus for a description of each share class and its expenses and sales charges. The Manager has contractually agreed to reimburse expenses other than management and 12b-1 fees that exceed 0.85% per annum of average daily net assets for Seligman Emerging Markets Fund, Seligman Global Growth Fund and Seligman International Growth Fund. Each of these agreements will remain in effect at least until February 28, 2007. Absent such reimbursements, the expense ratios and expenses paid for the period would have been higher.

**	Expenses are equal to the Fund’s annualized expense ratio based on actual expenses for the period November 1, 2005 to April 30, 2006, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments (unaudited)
April 30, 2006
Seligman Emerging Markets Fund

	Shares	Value
Common Stocks 97.7%

Argentina 1.0%

Ternium* (Metals and Mining)	40,400	$1,079,488

Austria 1.1%

Erste Bank der Oesterreichischen Sparkassen
(Commercial Banks)	20,213	1,226,564

Brazil 14.0%

All America Latina Logistica “ALL” (Road and Rail)	6,200	392,172

Banco Itau Holding Financeira (ADR)
(Commercial Banks)	48,700	1,548,660

Companhia Brasileira de Distribuicao Grupo
Pao de Acucar (ADR) (Food and Staples Retailing)	28,000	1,102,080

Companhia Vale do Rio Doce “CVRD” (ADR)
(Metals and Mining)	43,579	2,245,190

CPFL Energia (ADR) (Electric Utilities)	21,900	927,903

Gol Linhas Aereas Inteligentes (Airlines)	53,200	1,972,124

Localiza Rent A CAR (Road and Rail)	39,800	839,099

Lojas Renner (Multiline Retail)	17,500	1,002,036

Petroleo Brasileiro “Petrobras” (ADR)
(Oil, Gas and Consumable Fuels)	24,700	2,441,101

Rossi Residencial (Household Durables)	59,500	627,216

Submarino (Internet and Catalog Retail)	31,300	847,365

Tim Participacoes (Wireless Telecommunication
Services)	35,400	1,361,130

Tractebel Energia (Independent Power Producers
and Energy Traders)	69,800	575,591

		15,881,667

Canada 0.5%

Addax Petroleum* (Oil, Gas and Consumable Fuels)	21,500	575,359

Chile 2.0%

Banco Santander Chile (ADR) (Commercial Banks)	25,900	1,131,312

Empresa Nacional de Telecomunicaciones “ENTEL”
(Diversified Telecommunication Services)	101,489	1,139,595

		2,270,907

China 7.7%

Air China (Class H) (Airlines)	2,554,000	1,055,792

China Mobile (ADR) (Wireless Telecommunication
Services)	62,000	1,789,320

China Power International Development
(Independent Power Producers and Energy Traders)	1,897,000	629,340

China Shenhua Energy (Class H) (Oil, Gas and
Consumable Fuels)	881,000	1,595,761

Foxconn International Holdings* (Communications
Equipment)	311,000	668,772

Golden Meditech (Health Care Equipment and Supplies)	1,816,000	561,162

Kerry Properties (Real Estate Investment Trusts)	329,000	1,163,627

PetroChina (ADR) (Oil, Gas and Consumable Fuels)	11,500	1,292,600

		8,756,374

Czech Republic 1.7%

Komercni Banka (Commercial Banks)	6,129	965,972

Zentiva (Pharmaceuticals)	17,967	932,029

		1,898,001

Egypt 1.0%

Orascom Telecom Holding (Wireless
Telecommunication Services)	20,686	1,107,877

Hungary 1.3%

Mol Magyar Olaj-es Gazipari (Oil, Gas and
Consumable Fuels)	12,576	1,493,138

India 7.5%

Associated Cement (Construction Materials)	73,394	1,555,991

Bharti Airtel* (Wireless Telecommunication Services)	284,142	2,548,812

Hindalco Industries (Metals and Mining)	423,086	2,032,432

Infosys Technologies (IT Services)	19,207	1,344,740

Infosys Technologies (ADR) (IT Services)	6,700	527,189

Nicholas Piramal India (Pharmaceuticals)	91,226	477,119

		8,486,283

Indonesia 2.2%

PT Astra International (Automobiles)	490,500	666,721

PT Telekomunikasi Indonesia (ADR) (Diversified
Telecommunication Services)	54,000	1,863,000

		2,529,721

Israel 2.9%

Bank Hapoalim (Commercial Banks)	264,666	1,337,271

Teva Pharmaceutical Industries (ADR)
(Pharmaceuticals)	49,500	2,004,503

		3,341,774

Lebanon 1.2%

Banque Audi (GDR) (Commercial Banks)	6,663	449,752

Investcom (GDR)* (Diversified Telecommunication
Services)	60,435	915,555

		1,365,307

Malaysia 2.1%

Astro All Asia Networks (Media)	522,600	660,260

Shell Refining (Malaysia)
(Oil, Gas and Consumable Fuels)	223,800	666,534

Tenaga Nasional (Electric Utilities)	432,675	1,020,323

		2,347,117

See footnotes on page 29.

Portfolio of Investments (unaudited)
April 30, 2006
Seligman Emerging Markets Fund

	Shares	Value
Mexico 7.6%

America Movil (Class L) (ADR) (Wireless
Telecommunication Services)	103,800	$3,831,258

Controladora Comercial Mexicana (Food and
Staples Retailing)	529,200	898,935

Fomento Economico Mexicano (ADR) (Beverages)	12,500	1,161,000

Grupo Aeroportuario del Pacifico (ADR)
(Transportation Infrastructure)	37,500	1,248,000

Impulsora del Dessarrollo y el Empleo en America
Latina (Series B-1)* (Construction and Engineering)	732,400	725,948

Wal-Mart de Mexico (Series V) (Food and Staples
Retailing)	245,200	698,989

		8,564,130

Poland 0.9%

TVN* (Media)	32,975	1,027,860

Russia 4.4%

Gazprom (ADR) (Energy Equipment and Services)	54,446	2,471,070

LUKOIL (ADR) (Oil, Gas and Consumable Fuels)	28,200	2,554,920

		5,025,990

South Africa 9.7%

African Bank Investments (Diversified Financial
Services)	216,704	1,210,431

Anglo American (Metals and Mining)	29,094	1,246,770

Barloworld (Industrial Conglomerates)	40,187	882,018

Bidvest Group (Industrial Conglomerates)	38,954	711,544

Imperial Holdings (Air Freight and Logistics)	21,390	593,298

MTN Group (Wireless Telecommunication Services)	138,700	1,382,604

Sasol (Oil, Gas and Consumable Fuels)	44,873	1,869,199

Standard Bank Group (Commercial Banks)	120,001	1,711,568

Truworths International (Specialty Retail)	284,352	1,370,647

		10,978,079

South Korea 15.4%

Daewoong Pharmaceutical (Pharmaceuticals)	9,430	441,202

Dong-A Pharmaceutical (Pharmaceuticals)	6,580	443,021

Hanmi Pharm (Pharmaceuticals)	3,659	475,953

Hyundai Mobis (Auto Components)	10,240	904,616

Kookmin Bank (Commercial Banks)	13,260	1,183,425

Lotte Shopping (Multiline Retail)	3,335	1,393,478

Lotte Shopping (GDR)* (Multiline Retail)	5,000	102,700

POSCO (Metals and Mining)	4,659	1,307,368

S-Oil (Oil, Gas and Consumable Fuels)	17,070	1,321,667

Samsung Electronics (Semiconductors and
Semiconductor Equipment)	7,427	5,081,123

Shinhan Financial Group (Commercial Banks)	47,150	2,324,064

Shinsegae (Food and Staples Retailing)	2,831	1,386,829

SK (Oil, Gas and Consumable Fuels)	14,330	1,053,510

		17,418,956

Taiwan 9.5%

Advanced Semiconductor Engineering
(Semiconductors and Semiconductor Equipment)	1,259,000	1,499,308

Asustek Computer (Computers and Peripherals)	394,700	1,094,141

China Steel (Metals and Mining)	1,093,000	1,067,253

Far EasTone Telecommunications (Wireless
Telecommunication Services)	870,000	1,082,314

Polaris Securities (Capital Markets)	1,734,000	865,995

Powertech Technology (Semiconductors and
Semiconductor Equipment)	237,000	808,776

Taiwan Semiconductor Manufacturing
(Semiconductors and Semiconductor Equipment)	105,416	223,979

Taiwan Semiconductor Manufacturing (ADR)
(Semiconductors and Semiconductor Equipment)	174,524	1,829,011

United Microelectronics (ADR)
(Semiconductors and Semiconductor Equipment)	202,900	764,933

Yuanta Core Pacific Securities (Capital Markets)	2,033,432	1,557,495

		10,793,205

Thailand 0.9%

Bangkok Bank (Commercial Banks)	321,300	1,017,290

True (Rights)* (Diversified Telecommunication
Services)	170,524	3,201

		1,020,491

Turkey 2.6%

BIM Birlesik Magazagar* (Food and Staples Retailing)	23,105	901,272

IS Gayrimenkul Yatirim Ortakligi (Real Estate
Investment Trusts)	260,488	675,064

Turkiye Garanti Bankasi* (Commercial Banks)	344,796	1,426,284

		3,002,620

United States 0.5%

iShares MSCI Emerging Markets Index
(Index Derivatives)	5,400	569,430

Total Common Stocks (Cost $82,270,292)		110,760,338

Preferred Stocks 2.1%

Brazil 2.1%

Gerdau (Metals and Mining)	69,350	1,198,256

Petroleo Brasileiro “Petrobras”*
(Oil, Gas and Consumable Fuels)	53,600	1,187,316

Total Preferred Stocks (Cost $1,702,098)		2,385,572

Total Investments (Cost $83,972,390) 99.8%		113,145,910

Other Assets Less Liabilities 0.2%		177,217

Net Assets 100.0%		$113,323,127

See footnotes on page 29.

Portfolio of Investments (unaudited)
April 30, 2006
Seligman Global Growth Fund

	Shares	Value
Common Stocks 99.7%

Austria 1.0%

Erste Bank der Oesterreichischen Sparkassen
(Commercial Banks)	4,943	$299,951

Erste Bank der Oesterreichischen Sparkassen*
(Commercial Banks)	3,526	211,448

		511,399

Belgium 0.8%

KBC Groep (Commercial Banks)	3,574	414,587

Canada 4.1%

Cameco (Oil, Gas and Consumable Fuels)	13,900	565,035

Inco (Metals and Mining)	11,500	649,405

Suncor Energy (Oil, Gas and Consumable Fuels)	9,800	839,186

		2,053,626

Finland 1.3%

Nokia (ADR) (Communications Equipment)	29,000	657,140

France 4.4%

LVMH Moet Hennessy Louis Vuitton (Textiles,
Apparel and Luxury Goods)	6,230	655,199

Sanofi-Aventis (Pharmaceuticals)	9,434	889,449

Veolia Environnement (Multi-Utilities)	10,895	652,107

		2,196,755

Germany 2.8%

Commerzbank (Commercial Banks)	21,762	901,862

SAP (Software)	2,236	488,590

		1,390,452

Greece 0.9%

OPAP (Hotels, Restaurants and Leisure)	12,107	446,641

Ireland 0.6%

Ryanair Holdings (ADR)* (Airlines)	5,900	277,890

Israel 0.6%

Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	7,700	311,812

Italy 0.7%

UniCredito Italiano (Commercial Banks)	45,014	339,018

Japan 12.3%

Dentsu (Media)	109	378,658

Eisai (Pharmaceuticals)	16,400	749,369

JSR (Chemicals)	18,000	553,991

Mitsubishi UFJ Financial Group (Commercial Banks)	55	862,031

Rakuten (Internet and Catalog Retail)	930	749,557

Sharp (Household Durables)	40,000	700,787

Shinsei Bank (Commercial Banks)	75,000	524,425

Sumitomo Realty & Development (Real Estate
Investment Trusts)	19,000	510,415

Tokyo Electron (Semiconductors and
Semiconductor Equipment)	8,900	639,274

Toyota Motor (Automobiles)	7,300	427,456

		6,095,963

Mexico 3.1%

America Movil (Class L) (ADR) (Wireless
Telecommunication Services)	22,200	819,402

Grupo Televisa (ADR) (Media)	34,900	739,880

		1,559,282

Netherlands 2.5%

ASML Holding* (Semiconductors and
Semiconductor Equipment)	33,243	702,466

Euronext (Diversified Financial Services)	5,833	521,115

		1,223,581

South Korea 3.6%

Hyundai Motor (Automobiles)	6,020	529,065

Lotte Shopping (GDR)* (Multiline Retail)	15,798	324,491

Samsung Electronics (Semiconductors and
Semiconductor Equipment)	1,349	922,908

		1,776,464

Sweden 1.3%

Telefonaktiebolaget LM Ericsson (B Shares)
(Communications Equipment)	189,000	671,346

Switzerland 3.1%

Roche Holding (Pharmaceuticals)	3,146	483,669

UBS (Capital Markets)	8,880	1,052,031

		1,535,700

Taiwan 0.8%

HON HAI Precision Industry (Electronic Equipment
and Instruments)	56,000	378,070

United Kingdom 11.1%

AstraZeneca (Pharmaceuticals)	14,609	806,583

BHP Billiton (Metals and Mining)	18,524	385,564

Carphone Warehouse Group (Specialty Retail)	202,149	1,237,273

EMI Group (Media)	232,955	1,197,501

Man Group (Capital Markets)	6,625	305,278

Reckitt Benckiser (Household Products)	25,923	944,593

Standard Chartered (Commercial Banks)	23,589	626,282

		5,503,074

See footnotes on page 29.

Portfolio of Investments (unaudited)
April 30, 2006
Seligman Global Growth Fund

	Shares	Value
United States 44.7%

Adobe Systems* (Software)	13,300	$521,426

American Tower (Class A)* (Wireless
Telecommunication Services)	26,100	891,054

Best Buy (Specialty Retail)	7,900	447,614

Boeing (Aerospace and Defense)	10,000	834,500

Celgene* (Biotechnology)	13,200	556,710

Cisco Systems* (Communications Equipment)	29,200	611,886

Comcast (Class A)* (Media)	8,200	254,077

Corning* (Communications Equipment)	43,000	1,188,090

E*Trade Financial* (Capital Markets)	20,600	512,528

eBay* (Internet Software and Services)	14,600	502,751

Electronic Arts* (Software)	14,900	846,395

Goldman Sachs Group (Capital Markets)	5,100	817,479

Google (Class A)* (Internet Software and Services)	2,400	1,002,648

Harrah’s Entertainment (Hotels, Restaurants and Leisure)	6,400	522,496

Hugoton Royalty Trust (Oil, Gas and Consumable Fuels)	1,037	28,674

Las Vegas Sands* (Hotels, Restaurants and Leisure)	18,300	1,186,023

Microsoft (Software)	18,400	444,636

Monsanto (Chemicals)	5,900	492,060

Motorola (Communications Equipment)	30,200	644,770

Nasdaq Stock Market* (Diversified Financial Services)	6,400	239,328

Network Appliance* (Computers and Peripherals)	18,500	685,703

Noble (Energy Equipment and Services)	9,000	710,460

Procter & Gamble (Household Products)	11,100	646,131

QUALCOMM (Communications Equipment)	11,900	611,005

SanDisk* (Computers and Peripherals)	11,500	735,310

Schering-Plough (Pharmaceuticals)	38,200	738,024

Schlumberger (Energy Equipment and Services)	13,700	947,218

SLM (Consumer Finance)	9,300	491,784

Sprint Nextel (Wireless Telecommunication Services)	27,800	689,440

Starbucks* (Hotels, Restaurants and Leisure)	10,800	403,974

Valero Energy (Oil, Gas and Consumable Fuels)	13,000	841,620

Warner Music Group (Media)	25,900	685,314

Wyeth (Pharmaceuticals)	15,000	730,050

XTO Energy (Oil, Gas and Consumable Fuels)	17,400	736,890

		22,198,068

Total Investments (Cost $42,462,012) 99.7%		49,540,868

Other Assets Less Liabilities 0.3%		146,780

Net Assets 100.0%		$49,687,648

See footnotes on page 29.

Portfolio of Investments (unaudited)
April 30, 2006
Seligman Global Smaller Companies Fund

	Shares	Value
Common Stocks and Warrants 97.0%

Australia 3.0%

Adsteam Marine (Transportation Infrastructure)	333,837	$512,240

Austal (Machinery)	256,868	519,186

AWB (Food and Staples Retailing)	247,124	837,008

Bendigo Bank (Commercial Banks)	39,565	416,472

Bunnings Warehouse Property Trust (Real Estate
Investment Trusts)	352,895	525,571

Dyno Nobel* (Chemicals)	357,307	711,236

Excel Coal (Oil, Gas and Consumable Fuels)	65,300	423,783

Futuris (Food Products)	188,717	324,574

Gloucester Coal (Oil, Gas and Consumable Fuels)	165,352	412,059

Kimberley Diamond* (Metals and Mining)	272,669	357,323

Multiplex Group (Real Estate Investment Trusts)	186,584	433,887

MYOB (Software)	937,028	680,091

PaperlinX (Paper and Forest Products)	167,381	426,494

		6,579,924

Belgium 0.3%

Cumerio (Metals and Mining)	26,942	749,640

Brazil 0.2%

Rossi Residencial (Household Durables)	39,100	412,171

Canada 5.5%

Canaccord Capital (Capital Markets)	68,800	1,396,861

Dundee Real Estate Investment Trust†
(Real Estate Investment Trusts)	30,000	768,213

Dundee Wealth Management (Capital Markets)	20,500	224,610

Dundee Wealth Management† (Capital Markets)	75,200	823,935

First Quantum Minerals* (Metals and Mining)	34,500	1,667,528

Gildan Activewear (Class A)* (Textiles, Apparel
and Luxury Goods)	18,500	882,635

Grande Cache Coal* (Metals and Mining)	197,300	432,346

OPTI Canada*† (Oil, Gas and Consumable Fuels)	37,500	1,436,206

Railpower Technologies* (Machinery)	172,300	681,156

Ritchie Bros. Auctioneers (Commercial Services
and Supplies)	12,900	695,310

Sherritt International (Metals and Mining)	104,700	1,142,471

Synenco Energy* (Oil, Gas and Consumable Fuels)	70,200	1,553,372

Synenco Energy*† (Oil, Gas and Consumable Fuels)	17,794	354,368

		12,059,011

China 0.8%

Beijing Capital International Airport (Class H)
(Transportation Infrastructure)	1,165,500	674,818

China (continued)

China Oilfield Services (Energy Equipment
and Services)	1,209,400	675,888

Sinotrans (Class H) (Air Freight and Logistics)	1,499,700	515,983

		1,866,689

Finland 0.2%

M-real (B shares) (Paper and Forest Products)	67,500	$439,318

France 1.8%

Bacou Dalloz (Commercial Services and Supplies)	5,550	716,990

bioMerieux (Health Care Equipment and Supplies)	18,590	1,157,722

Cegedim (Health Care Providers and Services)	6,504	596,967

IPSOS (Media)	2,443	359,690

Pierre & Vacances (Hotels, Restaurants and Leisure)	7,965	765,691

Silicon-On-Insulator Technologies “SOITEC”*
(Semiconductors and Semiconductor Equipment)	9,250	301,781

		3,898,841

Germany 3.7%

AWD Holding (Capital Markets)	17,528	621,291

Bilfinger Berger (Construction and Engineering)	6,994	445,352

Elmos Semiconductor* (Semiconductors and
Semiconductor Equipment)	43,749	515,301

GEA Group (Chemicals)	71,499	1,352,546

Kontron (Semiconductors and Semiconductor
Equipment)	42,458	482,004

MLP (Capital Markets)	25,097	615,508

MTU Aero Engines Holdings (Aerospace and Defense)	58,600	2,125,844

Praktiker Bau-und Heimwerkermaerkte Holding
(Specialty Retail)	37,128	1,110,648

SGL Carbon* (Electrical Equipment)	37,974	797,564

		8,066,058

Greece 1.2%

Aries Maritime Transport (Marine)	69,000	914,595

Hellenic Technodomiki Tev (Construction
and Engineering)	159,318	1,677,267

		2,591,862

Hong Kong 0.7%

China Power International Development (Independent
Power Producers and Energy Traders)	1,755,000	582,230

CITIC International Financial Holdings
(Commercial Banks)	806,000	475,055

Far East Pharmaceutical Technology
(Pharmaceuticals)	3,008,700	—

Hongkong & Shanghai Hotels (Hotels,
Restaurants and Leisure)	510,500	591,927

		1,649,212

See footnotes on page 29.

Portfolio of Investments (unaudited)
April 30, 2006
Seligman Global Smaller Companies Fund

	Shares	Value
India 0.3%

Dr. Reddy’s Laboratories (ADR) (Pharmaceuticals)	24,700	$800,527

Italy 1.6%

Brembo (Auto Components)	80,076	822,263

Permasteelisa (Building Products)	41,050	783,864

Pirelli & C. Real Estate (Real Estate Investment Trusts)	4,892	358,882

Safilo* (Textiles, Apparel and Luxury Goods)	125,886	704,978

Sorin* (Health Care Equipment and Supplies)	409,931	823,052

		3,493,039

Japan 17.2%

77 Bank (Commercial Banks)	122,200	960,365

Aiphone (Communications Equipment)	32,900	580,291

Argo Graphics (IT Services)	23,800	722,746

Arnest One (Household Durables)	16,900	578,226

Belluna (Internet and Catalog Retail)	21,500	441,174

Cawachi (Food and Staples Retailing)	6,400	241,537

Chofu Seisakusho (Household Durables)	20,700	487,074

Coca-Cola West Japan (Beverages)	27,700	683,245

Diamond City (Real Estate Investment Trusts)	18,000	856,552

Disco (Semiconductors and Semiconductor Equipment)	18,200	1,163,169

FamilyMart (Food and Staples Retailing)	33,300	964,057

Fuji Fire & Marine Insurance (Insurance)	170,400	775,537

Gunma Bank (Commercial Banks)	79,300	611,302

Hakuhodo DY Holdings (Media)	13,000	1,228,489

Hamamatsu Photonics K.K. (Electronic
Equipment and Instruments)	31,600	986,422

Hogy Medical (Health Care Equipment and Supplies)	17,500	927,751

Hokuetsu Paper Mills (Paper and Forest Products)	61,000	349,638

Honeys (Specialty Retail)	10,610	576,035

Japan Petroleum Exploration (Oil, Gas and
Consumable Fuels)	18,500	1,361,007

Kenedix Realty Investment (Real Estate
Investment Trusts)	105	564,341

Kobayashi Pharmaceutical (Personal Products)	55,000	1,947,838

Matsumotokiyoshi (Food and Staples Retailing)	24,100	701,707

Matsushita Electric Works Information Systems
(IT Services)	8,600	453,483

Milbon (Personal Products)	15,900	708,764

Ministop (Food and Staples Retailing)	26,300	606,919

Mochida Pharmaceutical (Pharmaceuticals)	99,400	949,931

Modec (Energy Equipment and Services)	27,600	762,385

Morinaga (Food Products)	484,500	1,334,118

Nabtesco (Machinery)	40,000	505,104

Nomura Real Estate Office Fund (Real Estate
Investment Trusts)	67	587,141

Obic (IT Services)	6,300	1,291,915

OBIC Business Consultants (Software)	20,000	1,107,830

Optex (Electronic Equipment and Instruments)	11,000	304,032

Ryohin Keikaku (Multiline Retail)	7,800	698,329

Sazaby (Specialty Retail)	13,200	393,357

Sumitomo Osaka Cement (Construction Materials)	350,800	1,284,998

Taiyo Ink Manufacturing (Chemicals)	22,600	1,258,176

Takasago International (Chemicals)	92,700	491,562

Takeuchi Manufacturing (Machinery)	11,900	632,971

Toppan Forms (Commercial Services and Supplies)	62,600	1,015,234

Toshiba TEC (Office Electronics)	35,000	190,696

Towa Bank (Commercial Banks)	255,900	662,042

Towa Pharmaceutical (Pharmaceuticals)	22,900	561,719

Uni-Charm (Household Products)	15,000	859,370

Union Tool (Machinery)	23,800	1,539,674

UNY (Food and Staples Retailing)	74,200	1,324,352

USS (Specialty Retail)	7,700	577,781

		37,810,386

Malaysia 1.3%

AirAsia* (Airlines)	1,279,900	617,636

Resorts World (Hotels, Restaurants and Leisure)	265,200	981,149

RHB Capital (Commercial Banks)	926,200	631,049

YTL (Multi-Utilities)	482,800	679,049

		2,908,883

Mexico 0.5%

Grupo Aeroportuario del Sureste (ADR)
(Transportation Infrastructure)	27,000	1,046,790

Netherlands 0.9%

Hagemeyer* (Distributors)	99,067	538,461

Ordina (IT Services)	27,427	646,756

Qiagen* (Biotechnology)	50,008	744,874

		1,930,091

South Africa 0.2%

African Rainbow Minerals* (Metals and Mining)	49,081	407,962

South Korea 0.9%

GS Engineering & Construction (Construction
and Engineering)	8,010	581,172

GS Holdings (Oil, Gas and Consumable Fuels)	16,820	525,470

Lotte Chilsung Beverage (Beverages)	350	423,126

Seoul Semiconductor (Electrical Equipment)	8,349	375,538

		1,905,306

See footnotes on page 29.

Portfolio of Investments (unaudited)
April 30, 2006
Seligman Global Smaller Companies Fund

	Shares	Value
Sweden 1.1%

D. Carnegie (Capital Markets)	30,400	$675,276

Medivir (Class B)* (Biotechnology)	18,880	144,918

Munters (Machinery)	39,600	1,506,252

		2,326,446

Switzerland 1.3%

Bachem Holding (Biotechnology)	9,756	625,303

Dufry Group* (Specialty Retail)	9,687	821,770

EMS-Chemie Holding (Chemicals)	7,409	816,603

Helvetia Patria Holding (Insurance)	2,379	642,589

		2,906,265

Thailand 0.5%

Bangkok Expressway (Transportation Infrastructure)	848,100	515,233

Krung Thai Bank (Commercial Banks)	1,757,200	575,901

		1,091,134

United Kingdom 7.3%

Benfield Group (Insurance)	142,482	1,009,070

Bespak (Health Care Equipment and Supplies)	26,395	276,988

Cambridge Antibody Technology Group*
(Biotechnology)	72,378	975,263

Cattles (Consumer Finance)	225,405	1,551,009

CSR* (Communications Equipment)	17,338	381,967

Dawnay Day Treveria* (Real Estate Investment Trusts)	214,423	316,500

FirstGroup (Road and Rail)	165,079	1,250,485

FKI (Machinery)	463,906	991,623

GCAP Media (Media)	257,779	1,193,382

Grainger Trust (Real Estate Investment Trusts)	48,558	473,627

Jardine Lloyd Thompson Group (Insurance)	109,144	759,838

Mapeley (Real Estate Investment Trusts)	8,168	478,393

Misys (Software)	140,898	534,357

Petrofac (Energy Equipment and Services)	61,971	387,955

Radstone Technology (Aerospace and Defense)	145,149	741,178

Speedy Hire (Trading Companies and Distributors)	31,632	539,367

SSL International (Health Care Equipment
and Supplies)	159,844	886,466

Star Energy Group* (Oil, Gas and Consumable Fuels)	81,532	508,397

Travis Perkins (Specialty Retail)	17,527	502,783

Ultra Electronics Holdings (Aerospace and Defense)	30,010	596,800

WH Smith (Specialty Retail)	60,125	496,459

Wolfson Microelectronics* (Electronic Equipment
and Instruments)	69,492	596,646

Yule Catto (Chemicals)	138,449	681,499

		16,130,052

United States 46.5%

Acadia Realty Trust (Real Estate Investment Trusts)	46,800	1,056,276

Adaptec* (Computers and Peripherals)	164,500	908,862

AGCO* (Machinery)	55,700	1,318,419

Alon USA Energy* (Oil, Gas and Consumable Fuels)	42,400	1,137,592

American Commercial Lines*† (Marine)	20,100	1,084,295

American Home Mortgage Investment (Real Estate
Investment Trusts)	31,000	1,076,320

American Reprographics* (Commercial Services
and Supplies)	29,600	1,049,912

AmSurg* (Health Care Providers and Services)	40,050	1,023,077

Applera-Celera Genomics Group* (Biotechnology)	103,500	1,240,965

Arena Pharmaceuticals* (Biotechnology)	40,100	567,014

ARIAD Pharmaceuticals* (Biotechnology)	156,300	912,792

Arlington Tankers (Oil, Gas and Consumable Fuels)	44,000	991,761

Armor Holdings* (Aerospace and Defense)	16,500	1,007,655

Array BioPharma* (Biotechnology)	104,600	772,471

Asyst Technologies* (Semiconductors and
Semiconductor Equipment)	82,900	841,021

Basic Energy Services* (Energy Equipment
and Services)	34,500	1,149,885

Biosite* (Health Care Equipment and Supplies)	22,500	1,267,762

BISYS Group* (IT Services)	33,500	533,990

Blackbaud (Software)	43,523	914,201

Blount International* (Household Durables)	41,300	639,737

Bronco Drilling* (Energy Equipment and Services)	45,800	1,236,829

Cabot Oil & Gas (Oil, Gas and Consumable Fuels)	15,950	785,697

Carpenter Technology (Metals and Mining)	9,700	1,153,815

Charming Shoppes* (Specialty Retail)	68,500	941,190

Cleveland-Cliffs (Metals and Mining)	9,500	813,105

Cogent* (Electronic Equipment and Instruments)	58,000	949,460

Cohen & Steers (Capital Markets)	3,100	79,453

Complete Production Services* (Energy Equipment
and Services)	16,700	441,381

Credence Systems* (Semiconductors and
Semiconductor Equipment)	93,000	657,975

CV Therapeutics* (Biotechnology)	68,300	1,354,730

Denbury Resources* (Oil, Gas and Consumable Fuels)	24,700	805,220

DiamondRock Hospitality (Real Estate Investment Trusts)	7,100	101,601

DiamondRock Hospitality† (Real Estate Investment Trusts)	78,000	1,116,180

Dot Hill Systems* (Computers and Peripherals)	73,500	332,587

Eddie Bauer Holdings* (Specialty Retail)	125,000	1,543,750

EDO (Aerospace and Defense)	16,800	438,984

Education Realty Trust (Real Estate Investment Trusts)	61,600	919,072

EFJ* (Communications Equipment)	65,200	666,996

Encore Acquisition* (Oil, Gas and Consumable Fuels)	35,250	1,080,060

See footnotes on page 29.

Portfolio of Investments (unaudited)
April 30, 2006
Seligman Global Smaller Companies Fund

	Shares		Value
	or Warrants
United States (continued)

Encysive Pharmaceuticals* (Biotechnology)	152,300	shs	$649,559

Energy Partners* (Oil, Gas and Consumable Fuels)	45,000		1,160,550

Exelixis* (Biotechnology)	92,700		998,842

FairPoint Communications (Diversified
Telecommunication Services)	115,500		1,532,685

First Republic Bank (Commercial Banks)	26,000		1,131,520

FirstFed Financial* (Thrifts and Mortgage Finance)	17,500		1,100,575

Freightcar America (Machinery)	17,000		1,134,665

GameStop (Class A)* (Specialty Retail)	22,600		1,066,720

Gold Kist* (Food Products)	63,000		841,995

GrafTech International* (Electrical Equipment)	162,400		1,097,824

Gray Television (Media)	174,400		1,323,696

Group 1 Automotive* (Specialty Retail)	22,000		1,200,760

Grubb & Ellis Realty Advisors* (Real Estate
Investment Trusts)	139,500		941,625

H&E Equipment Services (Trading Companies
and Distributors)	25,500		890,078

HCC Insurance Holdings (Insurance)	33,000		1,105,170

Hercules Offshore* (Energy Equipment and Services)	32,000		1,307,680

Hersha Hospitality Trust (Real Estate Investment Trusts)	60,700		555,405

Highbury Financial* (Diversified Financial Services)	18,300		108,427

Highbury Financial (Units)* (Diversified
Financial Services)	51,500		422,300

Human Genome Sciences* (Biotechnology)	109,500		1,249,395

Hutchinson Technology* (Computers and Peripherals)	41,100		976,125

Imation (Computers and Peripherals)	22,500		945,000

Incyte* (Biotechnology)	164,500		683,498

IntercontinentalExchange* (Diversified
Financial Services)	14,100		1,005,471

Iomega* (Computers and Peripherals)	117,000		374,400

Kansas City Life Insurance (Insurance)	12,500		619,750

KFX* (Oil, Gas and Consumable Fuels)	49,500		893,475

KNBT Bancorp (Thrifts and Mortgage Finance)	40,000		673,200

Lance (Food Products)	25,500		650,377

Leadis Technology* (Semiconductors and
Semiconductor Equipment)	56,100		347,540

Lin TV (Class A)* (Media)	97,200		859,248

Maritrans (Oil, Gas and Consumable Fuels)	32,200		772,478

MAXIMUS (IT Services)	20,000		696,800

MedCath* (Health Care Providers and Services)	50,000		759,750

Medical Properties Trust (Real Estate
Investment Trusts)	39,500		424,625

Medical Properties Trust† (Real Estate Investment Trusts)	73,200		786,900

MFA Mortgage Investments (Real Estate Investment Trusts)	122,500		840,350

Nasdaq Stock Market* (Diversified Financial Services)	38,500		1,439,707

NBTY* (Personal Products)	61,200		1,386,180

NCI Building Systems* (Building Products)	19,000		1,234,810

Nuance Communications* (Software)	95,200		1,219,988

Ormat Technologies (Independent Power Producers
and Energy Traders)	25,600		875,776

OSI Systems* (Electronic Equipment and Instruments)	49,600		944,880

Panacos Pharmaceuticals* (Biotechnology)	49,900		349,300

ParkerVision* (Communications Equipment)	116,900		1,233,295

ParkerVision ($9, expiring 3/11/10)*
(Communications Equipment)	10,000	wts.	45,470

Penn Virginia (Oil, Gas and Consumable Fuels)	10,000	shs.	722,800

PFF Bancorp (Thrifts and Mortgage Finance)	33,750		1,156,613

Platinum Underwriters Holdings (Insurance)	33,180		914,773

PolyMedica (Health Care Equipment and Supplies)	27,900		1,152,131

Premium Standard Farms (Food Products)	45,300		751,754

RCN* (Media)	31,500		840,105

Regis (Diversified Consumer Services)	33,800		1,185,366

Rentech* (Oil, Gas and Consumable Fuels)	349,500		1,471,395

Reynolds & Reynolds (Class A) (Software)	29,500		877,330

Schnitzer Steel Industries (Metals and Mining)	31,600		1,242,512

SeaChange International* (Communications Equipment)	90,000		604,350

Simpson Manufacturing (Building Products)	19,000		759,810

SpatiaLight* (Electronic Equipment and Instruments)	167,000		523,545

SpatiaLight*† (Electronic Equipment and Instruments)	44,500		125,557

Standard Pacific (Household Durables)	19,900		631,029

Steel Dynamics (Metals and Mining)	16,000		998,320

Stone Energy* (Oil, Gas and Consumable Fuels)	27,500		1,295,250

Symbion* (Health Care Providers and Services)	28,700		660,243

Syntroleum* (Oil, Gas and Consumable Fuels)	91,980		692,150

TAC Acquisition* (IT Services)	163,000		1,149,150

TAL International Group* (Trading Companies
and Distributors)	46,500		1,195,050

Terex* (Machinery)	12,000		1,038,600

Timberland (Class A)* (Textiles, Apparel and
Luxury Goods)	24,300		827,415

United Rentals* (Distributors)	33,600		1,198,512

Western Refining (Oil, Gas and Consumable Fuels)	52,700		1,066,121

Wheeling-Pittsburgh* (Metals and Mining)	48,200		1,032,685

Wright Express* (IT Services)	42,500		1,308,575

Yankee Candle (Household Durables)	34,000		1,024,760

	102,215,857

Total Investments (Cost $170,729,034) 97.0%	213,285,464

Other Assets Less Liabilities 3.0%			6,513,218

Net Assets 100.0%			$219,798,682

See footnotes on page 29.

Portfolio of Investments (unaudited)
April 30, 2006

Seligman Global Technology Fund

	Shares	Value
Common Stocks 96.0%

Australia 0.0%

United Customer Management Solutions*
(IT Services)	2,282,186	$—

Canada 0.5%

Corel* (Application Software)	125,700	2,011,828

Finland 1.7%

Nokia (ADR) (Communications Equipment)	309,200	7,006,472

France 1.2%

Atos Origin* (IT Services)	26,905	2,017,059

Business Objects (ADR)* (Application Software)	82,700	2,668,315

		4,685,374

Germany 0.8%

Wacker Chemie* (Specialty Chemicals)	24,570	3,223,742

Hong Kong 0.7%

Solomon Systech International (Semiconductors
and Semiconductor Equipment)	6,226,000	2,760,770

India 1.0%

Rolta India (IT Services)	135,000	767,430

Rolta India (GDR)* (IT Services)	93,984	510,333

Rolta India (GDR)*† (IT Services)	477,700	2,593,911

		3,871,674

Israel 1.0%

Orbotech* (Electronic Equipment and Instruments)	156,800	3,986,640

Japan 6.9%

Canon (Office Electronics)	95,100	7,265,379

HOYA (Electronic Equipment and Instruments)	147,300	5,952,390

Keyence (Electronic Equipment and Instruments)	11,200	2,933,137

Murata Manufacturing (Electronic Equipment
and Instruments)	42,000	3,063,761

Nitto Denko (Specialty Chemicals)	23,200	1,942,241

Ohara (Electronic Equipment and Instruments)	8,000	411,069

Sega Sammy Holdings (Leisure Equipment
and Products)	105,900	4,214,922

Shinko Electric Industries (Semiconductors and
Semiconductor Equipment)	68,500	1,871,636

		27,654,535

Netherlands 2.6%

ASML Holding (NY shares)* (Semiconductors
and Semiconductor Equipment)	277,100	5,856,509

TomTom* (Communications Equipment)	102,105	4,604,012

		10,460,521

Singapore 1.1%

STATS ChipPAC (ADR)* (Semiconductors and
Semiconductor Equipment)	518,700	4,424,511

South Korea 2.9%

Hynix Semiconductor* (Semiconductors and
Semiconductor Equipment)	57,150	1,981,066

NCSoft* (Home Entertaintment Software)	29,210	2,443,014

Samsung Electronics (Semiconductors and
Semiconductor Equipment)	10,800	7,388,735

		11,812,815

Spain 0.3%

Telvent GIT* (IT Services)	95,253	1,331,161

Sweden 0.5%

Telefonaktiebolaget LM Ericsson (ADR)
(Communications Equipment)	54,100	1,919,739

Taiwan 5.5%

ChipMOS TECHNOLOGIES (Bermuda)*
(Semiconductors and Semiconductor Equipment)	419,500	3,041,375

High Tech Computer (Computers and Peripherals)	74,000	2,349,847

Himax Technologies (ADR)* (Semiconductors and
Semiconductor Equipment)	97,500	862,875

HON HAI Precision Industry (Electronic Equipment
and Instruments)	506,838	3,421,787

Phoenix Precision Technology (Electronic Equipment
and Instruments)	802,000	1,818,828

Taiwan Semiconductor Manufacturing
(Semiconductors and Semiconductor Equipment)	2,527,000	5,369,166

Taiwan Semiconductor Manufacturing (ADR)
(Semiconductors and Semiconductor Equipment)	96,100	1,007,128

United Microelectronics (Semiconductors and
Semiconductor Equipment)	3,032,000	2,097,519

Wistron* (Computers and Peripherals)	1,668,000	2,178,710

		22,147,235

United Kingdom 0.3%

ARM Holdings (Semiconductors and
Semiconductor Equipment)	525,116	1,298,432

United States 69.0%

Advanced Micro Devices* (Semiconductors and
Semiconductor Equipment)	64,300	2,080,105

Altera* (Semiconductors and Semiconductor
Equipment)	98,900	2,157,503

Amdocs* (IT Services)	462,400	17,201,280

Amphenol (Class A) (Electronic Equipment
and Instruments)	98,300	5,681,740

Apple Computer* (Computers and Peripherals)	61,000	4,294,095

Autodesk* (Application Software)	103,800	4,364,271

See footnotes on page 29.

Portfolio of Investments (unaudited)
April 30, 2006
Seligman Global Technology Fund

	Shares	Value
United States (continued)

BEA Systems* (Application Software)	252,500	$3,344,363

Cadence Design Systems* (Technical Software)	382,300	7,229,293

Cisco Systems* (Communications Equipment)	153,400	3,214,497

Comverse Technology* (Communications Equipment)	177,500	4,015,938

Corning* (Communications Equipment)	217,000	5,995,710

Cymer* (Semiconductors and Semiconductor
Equipment)	125,600	6,491,636

Digital River* (Internet Software and Services)	800	34,816

Electronics for Imaging* (Computers and Peripherals)	96,000	2,635,680

EMC* (Computers and Peripherals)	732,300	9,893,373

F5 Networks* (Communications Equipment)	31,200	1,826,604

First Data (IT Services)	66,600	3,176,154

Fisher Scientific International* (Health Care
Equipment and Supplies)	37,300	2,631,515

Freescale Semiconductor (Class A)*
(Semiconductors and Semiconductor Equipment)	217,500	6,877,350

Google (Class A)* (Internet Software and Services)	4,900	2,047,073

Hewlett-Packard (Computers and Peripherals)	208,100	6,757,007

Integrated Device Technology* (Semiconductors
and Semiconductor Equipment)	315,700	4,800,218

Invitrogen* (Biotechnology)	29,100	1,920,746

Juniper Networks* (Communications Equipment)	101,800	1,882,791

KEMET (Electronic Equipment and Instruments)	180,400	1,950,124

KLA-Tencor (Semiconductors and Semiconductor
Equipment)	83,400	4,016,961

Lam Research* (Semiconductors and Semiconductor
Equipment)	133,000	6,500,375

Linear Technology (Semiconductors and
Semiconductor Equipment)	105,300	3,737,623

Macrovision* (Systems Software)	151,600	3,470,882

Maxim Integrated Products (Semiconductors and
Semiconductor Equipment)	206,200	7,268,550

McAfee* (Internet Software and Services)	618,800	16,144,492

Mercury Interactive* (Application Software)	374,900	13,477,655

Microsoft (Application Software)	278,200	6,722,703

Motorola (Communications Equipment)	202,700	4,327,645

Netflix* (Internet and Catalog Retail)	146,900	4,358,523

Oracle* (Systems Software)	410,200	5,982,767

QUALCOMM (Communications Equipment)	215,400	11,059,713

Quest Software* (Application Software)	269,600	4,645,208

Red Hat* (Systems Software)	189,600	5,570,448

SanDisk* (Computers and Peripherals)	66,600	4,258,404

Seagate Technology* (Computers and Peripherals)	471,600	12,525,696

Sprint Nextel (Wireless Telecommunication Services)	203,200	5,039,360

Symantec* (Internet Software and Services)	850,265	13,931,592

Synopsys* (Technical Software)	466,900	10,180,754

Tessera Technologies* (Semiconductors and
Semiconductor Equipment)	56,900	1,823,360

Texas Instruments (Semiconductors and
Semiconductor Equipment)	91,600	3,179,436

VeriSign* (Internet Software and Services)	430,000	10,124,350

Xilinx (Semiconductors and Semiconductor Equipment)	154,700	4,281,323

Yahoo!* (Internet Software and Services)	60,500	1,983,492

		277,115,194

Total Investments (Cost $355,935,059) 96.0%		385,710,643

Other Assets Less Liabilities 4.0%		16,165,382

Net Assets 100.0%		$401,876,025

See footnotes on page 29.

Portfolio of Investments (unaudited)
April 30, 2006
Seligman International Growth Fund

	Shares		Value
	or Warrants
Common Stocks and Warrants 98.9%

Argentina 1.3%

Tenaris (ADR) (Energy Equipment and Services)	25,000	shs.	$1,147,500

Austria 1.2%

Erste Bank der Oesterreichischen Sparkassen
(Commercial Banks)	9,574		580,969

Erste Bank der Oesterreichischen Sparkassen*
(Commercial Banks)	9,202		551,829

			1,132,798

Belgium 2.7%

KBC Groep (Commercial Banks)	10,034		1,163,952

SES Global (FDR) (Media)	80,188		1,313,980

			2,477,932

Canada 6.0%

Cameco (Oil, Gas and Consumable Fuels)	26,700		1,085,355

Inco (Metals and Mining)	20,800		1,174,576

Petro-Canada (Oil, Gas and Consumable Fuels)	17,600		865,793

SNC-Lavalin Group (Construction and Engineering)	32,361		940,685

Suncor Energy (Oil, Gas and Consumable Fuels)	17,700		1,515,673

			5,582,082

Finland 2.3%

Nokia (ADR) (Communications Equipment)	94,400		2,139,104

France 17.2%

Altran Technologies* (IT Services)	49,315		714,594

Dassault Systemes (Software)	5,991		327,403

Essilor International (Health Care Equipment
and Supplies)	9,472		949,764

Groupe Danone (Food Products)	10,853		1,353,449

LVMH Moet Hennessy Louis Vuitton (Textiles,
Apparel and Luxury Goods)	18,610		1,957,185

PSA Peugeot Citroen (Automobiles)	18,843		1,237,988

Sanofi-Aventis (Pharmaceuticals)	20,905		1,970,949

Total (Oil, Gas and Consumable Fuels)	4,639		1,282,194

Unibail (Real Estate Investment Trusts)	7,225		1,258,757

Vallourec (Machinery)	1,494		1,939,994

Veolia Environnement (Multi-Utilities)	48,807		2,921,283

			15,913,560

Germany 6.2%

Commerzbank (Commercial Banks)	48,923		2,027,469

Hypo Real Estate Holding (Thrifts and Mortgage Finance)	13,210		923,571

SAP (Software)	4,944		1,080,318

Siemens (Industrial Conglomerates)	18,231		1,724,003

			5,755,361

Greece 0.9%

OPAP (Hotels, Restaurants and Leisure)	22,284		822,082

Hong Kong 0.7%

Shun TAK Holdings (Real Estate Investment Trusts)	476,000		606,862

India 0.7%

Bharti Tele-Ventures (exercise price of $0.934,
expiring 1/19/09)* (Wireless Telecommunication
Services)	67,700	wts.	623,246

Ireland 0.6%

Ryanair Holdings (ADR)* (Airlines)	11,100	shs.	522,810

Israel 0.6%

Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	13,800		558,831

Italy 0.7%

UniCredito Italiano (Commercial Banks)	81,653		614,960

Japan 17.6%

Credit Saison (Commercial Banks)	11,400		596,840

Daiichi Sankyo (Pharmaceuticals)	17,600		453,340

Dentsu (Media)	252		875,430

Eisai (Pharmaceuticals)	25,800		1,178,885

JSR (Chemicals)	46,800		1,440,378

Koyo Seiko (Machinery)	37,200		801,012

Matsushita Electric Industrial (Household Durables)	24,000		579,775

Mitsubishi UFJ Financial Group (Commercial Banks)	97		1,520,309

Nippon Electric Glass (Electronic Equipment
and Instruments)	33,000		742,474

Rakuten (Internet and Catalog Retail)	1,958		1,578,100

Sharp (Household Durables)	84,000		1,471,653

Shinsei Bank (Commercial Banks)	132,000		922,988

Sumitomo Realty & Development (Real Estate
Investment Trusts)	44,000		1,182,013

Tokyo Electron (Semiconductors and Semiconductor
Equipment)	16,700		1,199,537

Toyota Motor (Automobiles)	29,900		1,750,812

	16,293,546

Mexico 3.6%

America Movil (Class L) (ADR) (Wireless
Telecommunication Services)	46,400		1,712,624

Grupo Televisa (ADR) (Media)	77,500		1,643,000

			3,355,624

See footnotes on page 29.

Portfolio of Investments (unaudited)
April 30, 2006
Seligman International Growth Fund

	Shares	Value
Netherlands 4.5%

ASML Holding* (Semiconductors and
Semiconductor Equipment)	57,603	$1,217,224

Euronext (Diversified Financial Services)	18,337	1,638,211

Philips Electronics (Household Durables)	37,771	1,301,337

		4,156,772

Norway 1.6%

Statoil (Oil, Gas and Consumable Fuels)	43,200	1,418,360

South Korea 2.7%

Lotte Shopping (GDR)* (Multiline Retail)	27,533	565,528

Samsung Electronics (Semiconductors and
Semiconductor Equipment)	2,834	1,938,859

		2,504,387

Spain 1.0%

Banco Bilbao Vizcaya Argentaria (Commercial Banks)	42,513	939,092

Sweden 2.0%

Atlas Copco (A shares) (Machinery)	15,000	443,092

Telefonaktiebolaget LM Ericsson (B Shares)
(Communications Equipment)	401,000	1,424,390

		1,867,482

Switzerland 7.6%

Kuehne & Nagel International* (Marine)	870	315,495

Logitech International* (Computers and Peripherals)	33,237	1,374,284

Roche Holding (Pharmaceuticals)	9,870	1,517,424

Swatch Group (Textiles, Apparel and Luxury Goods)	30,220	1,108,424

UBS (Capital Markets)	15,330	1,816,174

Xstrata (Metals and Mining)	25,407	918,986

		7,050,787

Taiwan 0.7%

HON HAI Precision Industry (Electronic Equipment
and Instruments)	101,000	681,876

United Kingdom 16.5%

Anglo American (Metals and Mining)	21,041	901,673

ARM Holdings (Semiconductors and
Semiconductor Equipment)	452,740	1,119,471

AstraZeneca (Pharmaceuticals)	31,931	1,762,953

BHP Billiton (Metals and Mining)	34,299	713,909

Carphone Warehouse Group (Specialty Retail)	333,974	2,044,120

EMI Group (Media)	356,762	1,833,929

London Stock Exchange (Diversified Financial Services)	85,500	1,928,893

Man Group (Capital Markets)	12,250	564,477

Pearson (Media)	74,001	1,025,180

Reckitt Benckiser (Household Products)	59,493	2,167,832

Standard Chartered (Commercial Banks)	42,778	1,135,746

		15,198,183

Total Common Stocks and Warrants
(Cost $75,827,633)		91,363,237

Preferred Stocks 1.3%

Germany 1.3%

ProSiebenSat.1 Media (Media) (Cost $1,080,679)	43,127	1,194,732

Total Investments (Cost $76,908,312) 100.2%		92,557,969

Other Assets Less Liabilities (0.2)%		(170,050)

Net Assets 100.0%		$92,387,919

* Non-income producing security.
ADR – American Depositary Receipts.
FDR – Fiduciary Depositary Receipts.
GDR – Global Depositary Receipts.
† The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securites Act of 1933.
See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
April 30, 2006

				Global
	Emerging	Global Growth	Global Smaller	Technology	International
	Markets Fund	Fund	Companies Fund	Fund	Growth Fund

Assets:

Investments, at value:

Common stocks and warrants	$110,760,338	$49,540,868	$213,285,464	$385,710,643	$91,363,237

Preferred stocks	2,385,572	—	—	—	1,194,732

Total investments*	113,145,910	49,540,868	213,285,464	385,710,643	92,557,969

Cash denominated in U.S. dollars	—	569,210	5,397,622	—	775,760

Cash denominated in foreign currencies	38,691	3,985	—	2,651,588	1,147

Receivable for securities sold	2,144,607	672,664	4,467,774	27,063,187	458,923

Receivable for Capital Stock sold	329,388	16,288	152,283	320,191	101,157

Receivable for dividends	306,114	123,148	448,988	263,169	266,220

Unrealized appreciation on forward currency contracts	100,928	4,990	227,563	—	8,935

Expenses prepaid to shareholder service agent	63,316	33,293	102,152	202,684	47,184

Receivable from Manager (Note 3)	27,447	11,703	—	—	10,848

Other	14,433	2,521	9,789	229,418	10,905

Total Assets	116,170,834	50,978,670	224,091,635	416,440,880	94,239,048

Liabilities:

Bank overdraft	633,004	—	—	3,153,070	—

Payable for securities purchased	1,307,795	946,738	3,072,131	9,413,593	1,048,310

Payable for Capital Stock repurchased	491,872	202,314	616,515	1,215,671	592,389

Unrealized depreciation on forward currency contracts	140,776	—	167,736	—	384

Management fee payable	114,908	40,781	168,065	329,812	72,741

Distribution and service (12b-1) fees payable	43,362	21,666	88,730	164,983	37,325

Accrued expenses and other	115,990	79,523	179,776	287,726	99,980

Total Liabilities	2,847,707	1,291,022	4,292,953	14,564,855	1,851,129

Net Assets	$113,323,127	$49,687,648	$219,798,682	$401,876,025	$92,387,919

Composition of Net Assets:

Capital Stock, at par:

Class A	$5,190	$3,176	$6,705	$17,251	$2,864

Class B	858	688	893	2,915	580

Class C	568	425	472	1,490	489

Class D	1,684	1,316	3,116	5,292	1,433

Class I	644	282	615	n/a	703

Class R	151	—	7	24	9

Additional paid-in capital	74,144,431	91,750,911	161,557,992	823,976,717	82,280,594

Accumulated net investment loss	(367,937)	(349,023)	(1,564,432)	(3,094,677)	(511,052)

Accumulated net realized gain (loss) on investments	10,400,903	(48,807,137)	17,140,733	(448,876,107)	(5,050,494)

Net unrealized appreciation of investments	26,507,771	6,616,384	41,145,097	28,136,672	13,647,209

Net unrealized appreciation on translation of assets and liabilities
denominated in foreign currencies and forward currency contracts	2,628,864	470,626	1,507,484	1,706,448	2,015,584

Net Assets	$113,323,127	$49,687,648	$219,798,682	$401,876,025	$92,387,919

Net Assets:

Class A	$66,185,089	$27,749,844	$130,064,626	$267,994,480	$45,122,513

Class B	10,080,869	5,496,637	15,373,774	40,156,835	8,217,899

Class C	6,695,331	3,398,054	8,162,708	20,547,221	6,946,833

Class D	19,846,461	10,507,308	53,801,470	72,807,994	20,366,913

Class I	8,591,581	2,533,232	12,264,661	n/a	11,586,263

Class R	1,923,796	2,573	131,443	369,495	147,498

Shares of Capital Stock Outstanding:

Class A	5,189,481	3,175,514	6,705,477	17,250,812	2,864,194

Class B	858,065	688,478	892,492	2,914,893	579,423

Class C	568,115	425,296	472,318	1,490,646	488,893

Class D	1,683,893	1,315,560	3,115,810	5,291,974	1,432,906

Class I	643,780	282,189	615,111	n/a	703,348

Class R	151,206	296	6,817	23,930	9,399

Net Asset Value Per Share:

Class A	$12.75	$8.74	$19.40	$15.54	$15.75

Class B	11.75	7.98	17.23	13.78	14.18

Class C	11.79	7.99	17.28	13.78	14.21

Class D	11.79	7.99	17.27	13.76	14.21

Class I	13.35	8.98	19.94	n/a	16.47

Class R	12.72	8.69	19.28	15.44	15.69

* Cost of investments	$83,972,390	$42,462,012	$170,729,034	$355,935,059	$76,908,312
See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended April 30, 2006

			Global Smaller	Global
	Emerging	Global Growth	Companies	Technology	International
	Markets Fund	Fund	Fund	Fund	Growth Fund

Investment Income:

Investment Income:

Dividends	$930,284	$248,027	$1,353,181	$834,479	$477,059

Interest	21,647	2,832	11,425	97,251	9,228

Total Investment Income*	951,931	250,859	1,364,606	931,730	486,287

Expenses:

Management fee	610,600	246,570	954,988	1,929,757	412,067

Shareholder account services	234,524	113,249	375,329	693,743	185,676

Distribution and service (12b-1) fees	226,950	131,925	508,340	968,587	213,112

Custody and related services	126,459	53,444	124,767	136,175	82,985

Registration	40,886	39,522	50,531	58,961	41,952

Auditing and legal fees	26,581	21,053	42,903	72,420	25,568

Shareholder reports and communications	10,959	10,711	20,778	40,167	12,397

Directors’ fees and expenses	4,129	5,709	5,464	7,964	3,955

Miscellaneous	6,101	5,794	11,123	19,426	6,134

Total Expenses	1,287,189	627,977	2,094,223	3,927,200	983,846

Reimbursement from Manager (Note 3)	(49,635)	(43,701)	—	—	(24,829)

Total Expenses After Reimbursement	1,237,554	584,276	2,094,223	3,927,200	959,017

Net Investment Loss	(285,623)	(333,417)	(729,617)	(2,995,470)	(472,730)

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency Transactions:

Net realized gain on investments	10,064,316	4,992,882	18,530,225	57,882,161	10,590,636

Net realized gain (loss) from foreign currency transactions	366,312	(581,679)	1,300,044	(363,754)	(1,456,731)

Net change in unrealized appreciation of investments	15,031,089	2,818,782	22,818,518	16,027,814	5,845,189

Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies and
forward currency contracts	2,718,752	1,355,382	1,787,190	3,292,400	4,424,825

Net Gain on Investments and Foreign Currency Transactions	28,180,469	8,585,367	44,435,977	76,838,621	19,403,919

Increase in Net Assets from Operations	$27,894,846	$8,251,950	$43,706,360	$73,843,151	$18,931,189

* Net of foreign taxes withheld	$86,445	$14,370	$60,510	$45,733	$43,054
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Emerging Markets		Global		Global Smaller
	Fund		Growth Fund		Companies Fund

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005

Operations:

Net investment loss	$(285,623)	$(167,279)	$(333,417)	$(385,954)	$(729,617)	$(1,597,006)

Net realized gain on investments	10,064,316	11,369,692	4,992,882	5,860,372	18,530,225	28,787,923

Net realized gain (loss) from foreign currency transactions	366,312	1,553,257	(581,679)	332,679	1,300,044	(278,026)

Net change in unrealized appreciation/depreciation
of investments	15,031,089	7,431,340	2,818,782	(3,676,717)	22,818,518	12,240,764

Net change in unrealized appreciation/depreciation on
translation of assets and liabilities denominated in foreign
currencies and forward currency contracts	2,718,752	(2,142,422)	1,355,382	(1,604,674)	1,787,190	(3,457,219)

Increase in Net Assets from Operations	27,894,846	18,044,588	8,251,950	525,706	43,706,360	35,696,436

Distributions to Shareholders:

Net realized short-term gain on investments:

Class A	(85,561)	—	—	—	—	—

Class B	(12,211)	—	—	—	—	—

Class C	(7,921)	—	—	—	—	—

Class D	(25,625)	—	—	—	—	—

Class I	(11,038)	—	—	—	—	—

Class R	(1,256)	—	—	—	—	—

	(143,612)	—	—	—	—	—

Net realized long-term gain on investments:

Class A	(3,312,857)	—	—	—	(6,915,722)	—

Class B	(472,839)	—	—	—	(1,165,718)	—

Class C	(304,906)	—	—	—	(424,076)	—

Class D	(992,270)	—	—	—	(3,300,723)	—

Class I	(427,423)	—	—	—	(591,939)	—

Class R	(48,630)	—	—	—	(6,713)	—

	(5,558,925)	—	—	—	(12,404,891)	—

Decrease in Net Assets from Distributions	(5,702,537)	—	—	—	(12,404,891)	—

Capital Share Transactions:

Net proceeds from sales of shares	14,864,693	17,800,102	1,204,383	5,146,881	10,144,982	17,483,135

Exchanged from associated funds	10,491,354	19,635,138	824,458	2,446,929	3,517,925	15,272,885

Investment of gain distributions	5,051,175	—	—	—	10,772,221	—

Total	30,407,222	37,435,240	2,028,841	7,593,810	24,435,128	32,756,020

Cost of shares repurchased	(14,369,820)	(19,675,834)	(7,322,179)	(17,965,383)	(19,322,528)	(44,068,532)

Exchanged into associated funds	(4,189,623)	(16,369,966)	(828,298)	(3,040,000)	(8,275,973)	(6,424,028)

Total	(18,559,443)	(36,045,800)	(8,150,477)	(21,005,383)	(27,598,501)	(50,492,560)

Increase (Decrease) in Net Assets from
Capital Share Transactions	11,847,779	1,389,440	(6,121,636)	(13,411,573)	(3,163,373)	(17,736,540)

Increase (Decrease) in Net Assets	34,040,088	19,434,028	2,130,314	(12,885,867)	28,138,096	17,959,896

Net Assets:

Beginning of period	79,283,039	59,849,011	47,557,334	60,443,201	191,660,586	173,700,690

End of Period*	$113,323,127	$79,283,039	$49,687,648	$47,557,334	$219,798,682	$191,660,586

* Net of accumulated net investment income (loss)	$(367,937)	$728	$(349,023)	$(3,025)	$(1,564,432)	$(788,658)
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Global Technology		International
	Fund		Growth Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005

Operations:

Net investment loss	$(2,995,470)	$(4,299,420)	$(472,730)	$(260,411)

Net realized gain on investments	57,882,161	51,170,092	10,590,636	6,171,156

Net realized gain (loss) from foreign currency transactions	(363,754)	2,946,456	(1,456,731)	71,123

Net change in unrealized appreciation/depreciation of investments	16,027,814	(2,752,920)	5,845,189	378,977

Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies and
forward currency contracts	3,292,400	(5,097,213)	4,424,825	(3,797,339)

Increase in Net Assets from Operations	73,843,151	41,966,995	18,931,189	2,563,506

Capital Share Transactions:

Net proceeds from sales of shares	9,490,185	13,268,611	6,066,197	24,190,667

Exchanged from associated funds	1,921,993	2,966,969	2,514,612	16,998,214

Total	11,412,178	16,235,580	8,580,809	41,188,881

Cost of shares repurchased	(43,200,128)	(118,709,997)	(9,304,805)	(18,839,974)

Exchanged into associated funds	(3,028,065)	(10,894,499)	(1,856,622)	(7,591,134)

Total	(46,228,193)	(129,604,496)	(11,161,427)	(26,431,108)

Increase (Decrease) in Net Assets from
Capital Share Transactions	(34,816,015)	(113,368,916)	(2,580,618)	14,757,773

Increase (Decrease) in Net Assets	39,027,136	(71,401,921)	16,350,571	17,321,279

Net Assets:

Beginning of period	362,848,889	434,250,810	76,037,348	58,716,069

End of Period*	$401,876,025	$362,848,889	$92,387,919	$76,037,348

* Net of accumulated net investment loss	$3,094,677	$14,263	$511,052	$11,255
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Global Fund Series, Inc. (the “Series”) consists of five separate Funds: Seligman Emerging Markets Fund (the “Emerging Markets Fund”), Seligman Global Growth Fund (the “Global Growth Fund”), Seligman Global Smaller Companies Fund (the “Global Smaller Companies Fund”), Seligman Global Technology Fund (the “Global Technology Fund”), and Seligman International Growth Fund (the “International Growth Fund”). Each Fund of the Series offers six classes of shares with the exception of Global Technology Fund, which offers five classes of shares (Class I shares are not offered).

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ prospectus. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.	Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors approved “fair value” procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available or otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings which mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.	Foreign Securities — Investments in foreign securities will be traded primarily in foreign currencies, and each Fund may temporarily hold funds in foreign currencies. The books and records of the Series are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

(ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

Notes to Financial Statements (unaudited)

The Series’ net asset values per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and losses. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books, and the US dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates. The value of cash held in foreign currencies at April 30, 2006, was substantially the same as its cost.

The Series separates that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Similarly, the Series separates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

c.	Forward Currency Contracts — The Series may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions.

d.	Options — Each Fund is authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no written options for the six months ended April 30, 2006.

e.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized, if any, annually. Withholding taxes on foreign dividends and interest and taxes on the sale of foreign securities have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

	f.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividends. Interest income is recorded on an accrual basis.

	g.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended April 30, 2006, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

	h.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.	Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman Co. Incorporated (the “Manager”) manages the affairs of the Series and provides or arranges for the necessary personnel and facilities. The Manager receives a fee, calculated daily and payable monthly, equal to a percentage of each Fund’s average daily net assets. The annual management fee rate with respect to the Emerging Markets Fund is equal to 1.25% of the first $1 billion of the Fund’s average daily net assets, 1.15% of the next $1 billion of the Fund’s average daily net assets, and 1.05% of the Fund’s average daily net assets in excess of $2 billion. The annual management fee rate with respect to the Global Growth Fund and the International Growth Fund is equal to 1.00% on the first $50 million of the Fund’s average daily net assets, 0.95% on the next $1 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s daily net assets in excess of $1.05 billion. The annual management fee rate with respect to Global Smaller Companies Fund is equal to 1.00% on the first $100 million of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets in excess of $100 million. The annual management fee rate with respect to the Global Technology Fund is equal to 1.00% of the first $2 billion of the Fund’s average daily net assets, 0.95% of the next $2 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets in excess of $4 billion.

The management fees reflected in the Statements of Operations for Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund, Global Technology Fund, and International Growth Fund were 1.25%, 1.00%, 0.95%, 1.00% and 0.98%, respectively, per annum of the average daily net assets of each of the Funds of the Series.

Wellington Management Company, LLP (the “Subadviser”), is the Subadviser to the Series and is responsible for furnishing investment advice, research and assistance with respect to Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund and International Growth Fund (the “Subadvised Funds”). Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee for each of the Subadvised Funds determined as follows: for Emerging Markets Fund, the Subadviser receives 0.65% of the Fund’s average daily net assets; for

Notes to Financial Statements (unaudited)

Global Growth Fund and International Growth Fund, the Subadviser receives 0.45% on the first $50 million of each Fund’s average daily net assets and 0.40% of each Fund’s daily net assets in excess of $50 million; for Global Smaller Companies Fund, the Subadviser receives 0.75% on the first $100 million of the Fund’s average daily net assets and 0.65% of the Fund’s average daily net assets in excess of $100 million. Effective June 7, 2004, Wellington Management International Ltd., an affiliate of the Subadviser, began providing investment services for a portion of Global Smaller Companies Fund.

The Manager has contractually undertaken to reimburse the expenses other than management and distribution and service fees, for certain Funds in the Series to the extent such expenses exceed 0.85% per annum of average daily net assets. This undertaking was effective November 1, 2004 for Global Growth Fund and International Growth Fund and effective March 1, 2005 for Emerging Markets Fund. This undertaking will remain in effect at least until February 28, 2007.

For the six months ended April 30, 2006, the amount of expenses reimbursed by the Manager and the amount receivable from the Manager at April 30, 2006 were as follows:

		Receivable
		From
Fund	Reimbursements	Manager

Emerging Markets Fund	$49,635	$27,447

Global Growth Fund	43,701	11,703

International Growth Fund	24,829	10,848

Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager.

For the six months ended April 30, 2006, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of each Fund’s shares and an affiliate of the Manager, received the following concessions for sales of Class A shares after commissions were paid to dealers for sales of Class A and Class C shares:

	Distributor	Dealer
Fund	Concessions	Commissions

Emerging Markets Fund	$13,485	$111,132

Global Growth Fund	513	4,102

Global Smaller Companies Fund	4,713	40,311

Global Technology Fund	8,302	68,096

International Growth Fund	3,331	23,528

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Series monthly pursuant to the Plan. For the six months ended April 30, 2006, fees incurred by the Emerging Markets Fund, the Global Growth Fund, the Global Smaller Companies Fund, the Global Technology Fund, and the International Growth Fund, aggregated $73,000, $33,879, $146,137, $315,287, and $50,681, respectively, or 0.25% per annum of the average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class B, Class C, Class D, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, and Class D shares for which the organizations are responsible; and, for Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25% in the case of Class R) on an annual basis of such average daily net assets. Such fees are paid monthly by the Series to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Series to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor for the six months ended April 30, 2006, were as follows:

Fund	Amount

Emerging Markets Fund	$ 736

Global Growth Fund	618

Global Smaller Companies Fund	116

Global Technology Fund	12,174

International Growth Fund	167

For the six months ended April 30, 2006, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, Class D, and 0.50% per annum of the average daily net assets of Class R shares, were as follows:

Fund	Class B	Class C	Class D	Class R

Emerging Markets Fund	$ 41,682	$26,608	$82,376	$3,284

Global Growth Fund	28,686	16,628	52,726	6

Global Smaller Companies Fund	80,123	33,280	248,503	297

Global Technology Fund	203,020	97,521	351,908	851

International Growth Fund	39,697	30,327	92,084	323

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended April 30, 2006, such charges were as follows:

Fund	Amount

Emerging Markets Fund	$3,204

Global Growth Fund	730

Global Smaller Companies Fund	7,101

Global Technology Fund	4,302

International Growth Fund	8,018

The Distributor has sold to the Purchasers its rights to collect any CDSC imposed on redemptions of Class B shares.

Notes to Financial Statements (unaudited)

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Series, as well as distribution and service fees pursuant to the Plan. For the six months ended April 30, 2006, Seligman Services, Inc. received commissions from the sale of shares of each Fund and distribution and service fees, pursuant to the Plan, as follows:

		Distribution
Fund	Commissions	and Service Fees

Emerging Markets Fund	$ 706	$ 6,292

Global Growth Fund	235	2,842

Global Smaller Companies Fund	699	8,103

Global Technology Fund	1,412	28,483

International Growth Fund	156	2,670

For the six months ended April 30, 2006, Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

Fund	Amount

Emerging Markets Fund	$234,524

Global Growth Fund	113,249

Global Smaller Companies Fund	375,329

Global Technology Fund	693,743

International Growth Fund	185,676

These charges are determined in accordance with a methodology approved by the Series directors. Class I shares receive more limited shareholder services than the Funds’ other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

For each Fund, costs of Seligman Data Corp. directly attributable to the Retail Classes were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009, respectively. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of April 30, 2006, the Series’ potential obligation under the Guaranties is $329,900. As of April 30, 2006, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to each Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Series or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/losses accrued thereon is included in directors’ fees and expenses. Deferred fees and related accrued earnings are not deductible by the Series for federal income tax purposes until such amounts are paid. The accumulated balances at December 31, 2005, which were paid to the participating director in January 2006, were as follows:

Fund	Amount

Emerging Markets Fund	$ 3,990

Global Growth Fund	5,857

Global Smaller Companies Fund	13,700

Global Technology Fund	14,348

International Growth Fund	11,262

As of April 30, 2006, no directors were participating in the deferred compensation arrangement.

4.	Committed Line of Credit — The Series is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Funds. Each Fund’s borrowings have been limited to 10% of its total assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2006, but is renewable annually with the consent of the participating banks. The Series intends to maintain a committed line of credit. For the six months ended April 30, 2006, the Series did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options and short-term investments, for the six months ended April 30, 2006, were as follows:

Fund	Purchases	Sales

Emerging Markets Fund	$ 64,817,852	$ 58,817,962

Global Growth Fund	36,154,677	43,062,497

Global Smaller Companies Fund	64,226,857	84,189,446

Global Technology Fund	385,021,455	420,056,310

International Growth Fund	66,010,873	69,639,247

Notes to Financial Statements (unaudited)

6.	Federal tax information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of a Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended April 30, 2006, and will vary from the tax information as of the Series’ year end.

At April 30, 2006, the tax basis cost of investments for federal income tax purposes for each Fund was as follows:

Tax Basis
Fund	Cost

Emerging Markets Fund	$ 84,034,301

Global Growth Fund	42,545,006

Global Smaller Companies Fund	171,318,135

Global Technology Fund	357,795,672

International Growth Fund	76,963,897

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales.

At April 30, 2006, the tax basis components of accumulated earnings (losses) were as follows:

			Global Smaller	Global
	Emerging	Global	Companies	Technology	International
	Markets Fund	Growth Fund	Fund	Fund	Growth Fund

Gross unrealized appreciation
of portfolio securities*	$30,044,549	$7,372,198	$50,321,212	$40,224,412	$15,842,743

Gross unrealized depreciation
of portfolio securities*	(932,940)	(376,336)	(8,353,883)	(12,309,441)	(248,671)

Net unrealized appreciation/depreciation
of portfolio securities*	29,111,609	6,995,862	41,967,329	27,914,971	15,594,072

Net unrealized appreciation/depreciation
of foreign currencies and
forward currency contracts	(39,103)	5,062	59,827	47,487	8,566

Undistributed ordinary income (loss)	6,105,407	(347,684)	5,328,889	(3,094,677)	(504,581)

Capital loss carryforwards	—	(52,987,066)	—	(504,017,510)	(14,041,470)

Current period net realized gains	3,949,009	4,264,855	10,898,366	57,002,017	9,046,560

Total accumulated earnings (losses)	$39,126,922	$(42,068,971)	$58,254,411	$(422,147,712)	$10,103,147

*Includes the effects of foreign currency translations.

The tax characterization of distributions paid for the six months ended April 30, 2006 is shown below. No distributions were made during the year ended October 31, 2005.

	Ordinary	Long-term
	Income	Capital Gains

Emerging Markets Fund	$143,612	$ 5,558,925

Global Smaller Companies Fund	—	12,404,891

At October 31, 2005, the Funds listed below had net capital loss carryforwards for federal income tax purposes, which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards. These loss carryforwards expire in amounts and fiscal years as follows:

		Global
Fiscal	Global	Technology	International
Year	Growth Fund	Fund	Growth Fund

2009	$26,622,175	$293,652,504	$ 5,162,638

2010	26,311,335	193,291,796	8,878,832

2011	53,556	17,073,210	—

Total	$52,987,066	$504,017,510	$14,041,470

Notes to Financial Statements (unaudited)

7.	Outstanding Exchange Currency Contracts — At April 30, 2006, the Series had outstanding forward currency contracts to purchase or sell foreign currencies as follows:

					Unrealized
	Foreign	In Exchange	Settlement		Appreciation
Contract	Currency	For US$	Date	Value US$	(Depreciation)

Emerging Markets Fund

Bought:

South African rand	4,302,000	693,983	5/10/06	714,975	$20,992

South African rand	10,918,000	1,749,960	5/10/06	1,814,525	64,565

South African rand	2,972,000	478,583	5/10/06	493,934	15,351

South African rand	19,655,000	3,278,948	5/10/06	3,266,578	(12,370)

					$88,538

Sold:

Canadian dollars	6,020	5,337	5/1/06	5,384	$(47)

Canadian dollars	11,947	10,641	5/2/06	10,685	(44)

Canadian dollars	26,959	24,133	5/3/06	24,113	20

Hong Kong dollars	163,492	21,086	5/3/06	21,087	(1)

South African rand	37,847,000	6,161,698	5/10/06	6,290,012	(128,314)

					$(128,386)

Global Growth Fund

Bought:

Euros	104,858	130,591	5/2/06	132,289	$1,698

Swedish krona	669,861	89,445	5/2/06	91,025	1,580

British pounds	78,770	141,953	5/3/06	143,641	1,688

British pounds	56,498	103,003	5/4/06	103,027	24

					$4,990

Global Smaller Companies Fund

Bought:

Euros	43,990	54,786	5/2/06	55,498	$712

New Zealand dollars	3,343,000	2,239,476	10/31/06	2,111,017	(128,459)

New Zealand dollars	270,000	178,783	10/31/06	170,498	(8,285)

New Zealand dollars	276,000	181,790	10/31/06	174,287	(7,503)

					$(143,535)

Sold:

Japanese yen	9,218,487	80,263	5/1/06	80,960	$(697)

British pounds	94,746	169,127	5/2/06	172,775	(3,648)

Japanese yen	25,299,104	221,903	5/2/06	222,185	(282)

Swiss francs	649,882	511,763	5/2/06	524,014	(12,251)

Swedish krona	80,371	10,732	5/2/06	10,921	(189)

British pounds	131,543	237,057	5/3/06	239,875	(2,818)

Euros	30,246	37,913	5/3/06	38,158	(245)

Euros	165,531	208,933	5/4/06	208,834	99

South African rand	887,426	144,245	5/5/06	147,597	(3,352)

Japanese yen	1,875,187	16,462	5/8/06	16,469	(7)

New Zealand dollars	3,889,000	2,682,554	10/31/06	2,455,802	226,752

					$203,362

Notes to Financial Statements (unaudited)

					Unrealized
	Foreign	In Exchange	Settlement		Appreciation
Contract	Currency	For US$	Date	Value US$	(Depreciation)

International Growth Fund

Bought:

Euros	113,856	141,797	5/2/06	143,641	$1,844

Swedish krona	1,366,516	182,467	5/2/06	185,690	3,223

British pounds	152,091	274,087	5/3/06	277,346	3,259

Swiss francs	37,330	29,639	5/3/06	30,100	461

British pounds	103,263	188,261	5/4/06	188,305	44

Swiss francs	40,909	32,985	5/4/06	32,986	1

					$8,832

Sold:

Swiss francs	3,810	3,000	5/2/06	3,072	$(72)

Euros	38,552	48,325	5/3/06	48,637	(312)

Euros	171,981	217,074	5/4/06	216,971	103

					$(281)

Notes to Financial Statements (unaudited)

8.	Capital Share Transactions — The Series has 2,000,000,000 shares of Capital Stock authorized. The Board of Directors of the Series, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At April 30, 2006, 400,000,000 shares were authorized for each Fund of the Series, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

Emerging Markets Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005		April 30, 2006		October 31, 2005

Class A					Class B

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	663,037	$7,657,734	1,187,825	$11,161,370	35,978	$387,701	63,693	$545,298

Exchanged from associated funds	496,777	5,661,770	1,197,629	11,109,975	271,666	2,839,053	290,684	2,552,805

Investment of gain distributions	287,573	2,844,096	—	—	49,637	453,683	—	—

Conversion from Class B*	94,560	1,062,632	334,246	3,049,909	—	—	—	—

Total	1,541,947	17,226,232	2,719,700	25,321,254	357,281	3,680,437	354,377	3,098,103

Cost of shares repurchased	(845,837)	(9,921,267)	(1,497,091)	(13,986,073)	(43,049)	(454,702)	(185,870)	(1,570,180)

Exchanged into associated funds	(244,558)	(2,806,697)	(925,260)	(8,137,414)	(20,495)	(220,693)	(235,121)	(1,899,833)

Conversion to Class A*	—	—	—	—	(102,459)	(1,062,632)	(358,074)	(3,049,909)

Total	(1,090,395)	(12,727,964)	(2,422,351)	(22,123,487)	(166,003)	(1,738,027)	(779,065)	(6,519,922)

Increase (decrease)	451,552	$4,498,268	297,349	$3,197,767	191,278	$1,942,410	(424,688)	$(3,421,819)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	124,505	$1,342,510	133,803	$1,194,574	339,329	$3,601,210	392,728	$3,374,802

Exchanged from associated funds	57,352	591,302	128,050	1,128,296	132,037	1,399,229	520,135	4,808,605

Investment of gain distributions	32,528	298,286	—	—	105,426	966,762	—	—

Total	214,385	2,232,098	261,853	2,322,870	576,792	5,967,201	912,863	8,183,407

Cost of shares repurchased	(45,024)	(470,607)	(69,170)	(581,968)	(222,821)	(2,370,701)	(276,312)	(2,383,507)

Exchanged into associated funds	(28,017)	(296,373)	(77,303)	(697,964)	(87,321)	(865,860)	(702,767)	(5,601,184)

Total	(73,041)	(766,980)	(146,473)	(1,279,932)	(310,142)	(3,236,561)	(979,079)	(7,984,691)

Increase (decrease)	141,344	$1,465,118	115,380	$1,042,938	266,650	$2,730,640	(66,216)	$198,716

Class I					Class R

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	60,367	$717,526	100,138	$957,495	102,703	$1,158,012	60,928	$566,563

Exchanged from associated funds	—	—	—	—	—	—	4,340	35,457

Investment of gain distributions	42,486	438,461	—	—	5,054	49,887	—	—

Total	102,853	1,155,987	100,138	957,495	107,757	1,207,899	65,268	602,020

Cost of shares repurchased	(69,489)	(864,125)	(99,954)	(1,014,750)	(26,154)	(288,418)	(14,304)	(139,356)

Exchanged into associated funds	—	—	—	—	—	—	(4,011)	(33,571)

Total	(69,489)	(864,125)	(99,954)	(1,014,750)	(26,154)	(288,418)	(18,315)	(172,927)

Increase (decrease)	33,364	$291,862	184	$(57,255)	81,603	$919,481	46,953	$429,093

See footnote on page 45.

Notes to Financial Statements (unaudited)

Global Growth Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005		April 30, 2006		October 31, 2005

Class A					Class B

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	56,556	$467,744	275,650	$2,058,888	24,474	$183,898	102,073	$698,334

Exchanged from associated funds	25,829	215,501	159,672	1,197,726	19,253	147,161	70,830	487,778

Conversion from Class B*	78,852	637,991	260,682	1,936,049	—	—	—	—

Total	161,237	1,321,236	696,004	5,192,663	43,727	331,059	172,903	1,186,112

Cost of shares repurchased	(453,791)	(3,737,810)	(1,309,002)	(9,721,010)	(91,170)	(686,380)	(392,032)	(2,686,385)

Exchanged into associated funds	(45,739)	(382,265)	(207,027)	(1,546,356)	(34,391)	(263,047)	(100,592)	(680,916)

Conversion to Class A*	—	—	—	—	(86,137)	(637,991)	(283,223)	(1,936,049)

Total	(499,530)	(4,120,075)	(1,516,029)	(11,267,366)	(211,698)	(1,587,418)	(775,847)	(5,303,350)

Decrease	(338,293)	$(2,798,839)	(820,025)	$(6,074,703)	(167,971)	$(1,256,359)	(602,944)	$(4,117,238)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	13,687	$103,522	152,991	$1,049,944	37,539	$285,100	97,254	$664,514

Exchanged from associated funds	8,007	62,203	81,823	562,503	53,245	399,593	28,502	196,946

Total	21,694	165,725	234,814	1,612,447	90,784	684,693	125,756	861,460

Cost of shares repurchased	(80,141)	(589,257)	(169,843)	(1,156,321)	(274,150)	(2,063,047)	(557,860)	(3,808,606)

Exchanged into associated funds	(8,251)	(62,759)	(47,844)	(317,155)	(15,833)	(120,227)	(72,236)	(493,565)

Total	(88,392)	(652,016)	(217,687)	(1,473,476)	(289,983)	(2,183,274)	(630,096)	(4,302,171)

Increase (decrease)	(66,698)	$(486,291)	17,127	$138,971	(199,199)	$(1,498,581)	(504,340)	$(3,440,711)

Class I					Class R

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	19,489	$163,914	$88,322	$674,967	24	$205	31	$234

Exchanged from associated funds	—	—	—	—	—	—	256	1,976

Total	19,489	163,914	88,322	674,967	24	205	287	2,210

Cost of shares repurchased	(28,959)	(245,608)	(76,182)	(592,886)	(9)	(77)	(22)	(175)

Exchanged into associated funds	—	—	—	—	—	—	(264)	(2,008)

Total	(28,959)	(245,608)	(76,182)	(592,886)	(9)	(77)	(286)	(2,183)

Increase (decrease)	(9,470)	$(81,694)	12,140	$82,081	15	$128	1	$27

See footnote on page 45.

Notes to Financial Statements (unaudited)

Global Smaller Companies Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005		April 30, 2006		October 31, 2005

Class A					Class B

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	287,273	$4,997,325	540,675	$8,454,023	31,099	$492,438	81,044	$1,121,799

Exchanged from associated funds	71,924	1,256,199	577,296	9,104,045	61,128	960,142	155,145	2,162,055

Investment of gain distributions	357,716	5,680,532	—	—	72,838	1,030,660	—	—

Conversion from Class B*	204,198	3,544,012	1,050,893	16,251,391	—	—	—	—

Total	921,111	15,478,068	2,168,864	33,809,459	165,065	2,483,240	236,189	3,283,854

Cost of shares repurchased	(608,717)	(10,583,164)	(1,513,773)	(23,701,647)	(139,415)	(2,183,987)	(382,361)	(5,310,344)

Exchanged into associated funds	(310,708)	(5,050,931)	(328,320)	(4,906,175)	(23,624)	(370,545)	(21,525)	(297,284)

Conversion to Class A*	—	—	—	—	(229,451)	(3,544,012)	(1,164,640)	(16,251,391)

Total	(919,425)	(15,634,095)	(1,842,093)	(28,607,822)	(392,490)	(6,098,544)	(1,568,526)	(21,859,019)

Increase (decrease)	1,686	$(156,027)	326,771	$5,201,637	(227,425)	$(3,615,304)	(1,332,337)	$(18,575,165)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	93,115	$1,497,040	206,043	$2,860,432	142,484	$2,232,391	276,105	$3,892,528

Exchanged from associated funds	18,810	286,134	79,232	1,118,093	63,939	1,015,450	201,963	2,812,614

Investment of gain distributions	27,925	396,252	—	—	216,227	3,066,125	—	—

Total	139,850	2,179,426	285,275	3,978,525	422,650	6,313,966	478,068	6,705,142

Cost of shares repurchased	(40,203)	(617,707)	(91,298)	(1,279,422)	(334,292)	(5,190,193)	(880,849)	(12,432,416)

Exchanged into associated funds	(33,530)	(489,688)	(32,465)	(453,098)	(155,167)	(2,363,699)	(54,919)	(767,471)

Total	(73,733)	(1,107,395)	(123,763)	(1,732,520)	(489,459)	(7,553,892)	(935,768)	(13,199,887)

Increase (decrease)	66,117	$1,072,031	161,512	$2,246,005	(66,809)	$(1,239,926)	(457,700)	$(6,494,745)

Class I					Class R

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	51,749	$911,603	71,490	$1,127,423	835	$14,185	1,721	$26,930

Exchanged from associated funds	—	—	—	—	—	—	5,203	76,078

Investment of gain distributions	36,382	591,939	—	—	425	6,713	—	—

Total	88,131	1,503,542	71,490	1,127,423	1,260	20,898	6,924	103,008

Cost of shares repurchased	(39,673)	(732,528)	(78,536)	(1,335,555)	(851)	(14,949)	(620)	(9,148)

Exchanged into associated funds	—	—	—	—	(64)	(1,110)	—	—

Total	(39,673)	(732,528)	(78,536)	(1,335,555)	(915)	(16,059)	(620)	(9,148)

Increase (decrease)	48,458	$771,014	(7,046)	$(208,132)	345	$4,839	6,304	$93,860

See footnote on page 45.

Notes to Financial Statements (unaudited)

Global Technology Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005		April 30, 2006		October 31, 2005

Class A					Class B

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	392,949	$5,691,175	747,309	$9,170,556	101,723	$1,322,289	195,849	$2,146,081

Exchanged from associated funds	80,757	1,125,942	103,880	1,272,129	15,181	193,144	35,419	386,468

Conversion from Class B*	248,599	3,539,336	736,235	9,101,239	—	—	—	—

Total	722,305	10,356,453	1,587,424	19,543,924	116,904	1,515,433	231,268	2,532,549

Cost of shares repurchased	(1,847,694)	(26,476,932)	(5,973,416)	(73,053,040)	(435,596)	(5,583,744)	(1,314,413)	(14,350,068)

Exchanged into associated funds	(132,057)	(1,874,774)	(567,346)	(6,889,801)	(33,599)	(431,056)	(133,131)	(1,446,092)

Conversion to Class A*	—	—	—	—	(279,727)	(3,539,336)	(823,901)	(9,101,239)

Total	(1,979,751)	(28,351,706)	(6,540,762)	(79,942,841)	(748,922)	(9,554,136)	(2,271,445)	(24,897,399)

Decrease	(1,257,446)	$(17,995,253)	(4,953,338)	$(60,398,917)	(632,018)	$(8,038,703)	(2,040,177)	$(22,364,850)

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	111,016	$1,430,603	76,886	$851,169	76,402	$1,001,899	88,233	$961,509

Exchanged from associated funds	11,936	149,454	8,892	97,437	36,221	453,453	111,170	1,210,935

Total	122,952	1,580,057	85,778	948,606	112,623	1,455,352	199,403	2,172,444

Cost of shares repurchased	(197,114)	(2,530,875)	(630,561)	(6,848,080)	(676,083)	(8,582,791)	(2,238,037)	(24,383,095)

Exchanged into associated funds	(13,641)	(171,820)	(44,668)	(492,961)	(42,551)	(550,415)	(189,245)	(2,065,645)

Total	(210,755)	(2,702,695)	(675,229)	(7,341,041)	(718,634)	(9,133,206)	(2,427,282)	(26,448,740)

Decrease	(87,803)	$(1,122,638)	(589,451)	$(6,392,435)	(606,011)	$(7,677,854)	(2,227,879)	$(24,276,296)

Class R

	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	3,189	$44,219	11,703	$139,296

Cost of shares repurchased	(1,756)	(25,786)	(6,319)	(75,714)

Increase	1,433	$18,433	5,384	$63,582

See footnote on page 45.

Notes to Financial Statements (unaudited)

International Growth Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005		April 30, 2006		October 31, 2005

Class A					Class B

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	179,166	$2,563,072	1,004,148	$12,472,871	27,122	$346,151	198,227	$2,250,325

Exchanged from associated funds	76,718	1,102,761	624,842	7,825,154	28,576	375,547	187,420	2,150,151

Conversion from Class B*	38,015	543,249	44,526	558,969	—	—	—	—

Total	293,899	4,209,082	1,673,516	20,856,994	55,698	721,698	385,647	4,400,476

Cost of shares repurchased	(310,800)	(4,394,893)	(851,241)	(10,679,894)	(65,383)	(849,032)	(161,766)	(1,802,834)

Exchanged into associated funds	(61,413)	(883,772)	(423,362)	(5,253,335)	(28,470)	(364,832)	(112,996)	(1,253,805)

Conversion to Class A*	—	—	—	—	(42,164)	(543,249)	(49,107)	(558,969)

Total	(372,213)	(5,278,665)	(1,274,603)	(15,933,229)	(136,017)	(1,757,113)	(323,869)	(3,615,608)

Increase (decrease)	(78,314)	$(1,069,583)	398,913	$4,923,765	(80,319)	$(1,035,415)	61,778	$784,868

Class C					Class D

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	53,327	$685,794	275,447	$3,130,775	151,524	$1,959,909	361,305	$4,089,005

Exchanged from associated funds	24,488	308,778	99,256	1,132,899	55,657	726,446	504,802	5,800,550

Total	77,815	994,572	374,703	4,263,674	207,181	2,686,355	866,107	9,889,555

Cost of shares repurchased	(36,293)	(468,711)	(83,161)	(941,456)	(229,701)	(2,936,631)	(362,976)	(4,103,698)

Exchanged into associated funds	(12,765)	(158,511)	(66,476)	(752,215)	(34,702)	(449,169)	(29,355)	(331,779)

Total	(49,058)	(627,222)	(149,637)	(1,693,671)	(264,403)	(3,385,800)	(392,331)	(4,435,477)

Increase (decrease)	28,757	$367,350	225,066	$2,570,003	(57,222)	$(699,445)	473,776	$5,454,078

Class I					Class R

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	34,369	$499,471	170,662	$2,222,934	837	$11,800	1,997	$24,757

Exchanged from associated funds	—	—	—	—	75	1,080	7,077	89,460

Total	34,369	499,471	170,662	2,222,934	912	12,880	9,074	114,217

Cost of shares repurchased	(40,851)	(651,197)	(96,789)	(1,306,630)	(291)	(4,341)	(455)	(5,462)

Exchanged into associated funds	—	—	—	—	(24)	(338)	—	—

Total	(40,851)	(651,197)	(96,789)	(1,306,630)	(315)	(4,679)	(455)	(5,462)

Increase (decrease)	(6,482)	$(151,726)	73,873	$916,304	597	$8,201	8,619	$108,755

* Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited)

9.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, in May 2004, the Manager made payments to Global Growth Fund, Global Smaller Companies Fund and Global Technology Fund, and agreed to wave a portion of its management fee with respect to another fund.

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and Seligman Advisors, Inc. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, Seligman Advisors, Inc. or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each of the Fund’s Classes for the periods presented. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions, if any. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Emerging Markets Fund

CLASS A

			Year Ended October 31,
	Six Months Ended
	4/30/06		2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$10.19		$7.67	$6.47	$4.34	$4.11	$5.57

Income (Loss) from Investment Operations:

Net investment loss	(0.02)		(0.01)	(0.04)	(0.06)	(0.06)	(0.06)

Net realized and unrealized gain (loss) on investments	2.95		2.61	1.16	1.89	0.26	(1.17)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.35		(0.08)	0.08	0.30	0.03	(0.23)

Total from Investment Operations	3.28		2.52	1.20	2.13	0.23	(1.46)

Less Distributions:

Distributions from net realized capital gains	(0.72)		—	—	—	—	—

Net Asset Value, End of Period	$12.75		$10.19	$7.67	$6.47	$4.34	$4.11

Total Return	34.17%		32.86%	18.55%	49.08%	5.60%	(26.21)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$66,185		$48,276	$34,066	$34,744	$24,173	$21,014

Ratio of expenses to average net assets	2.35	%†	2.58%	3.03%	3.61%	3.12%	3.14%

Ratio of net investment loss to average net assets	(0.40	)%†	(0.08)%	(0.53)%	(1.20)%	(1.23)%	(1.37)%

Portfolio turnover rate	60.84%		129.33%	106.84%	251.65%	149.82%	133.56%

Without expense reimbursement:##

Ratio of expenses to average net assets	2.46	%†	2.78%

Ratio of net investment loss to average net assets	(0.51	)%†	(0.28)%

CLASS B

			Year Ended October 31,
	Six Months Ended
	4/30/06		2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$9.47		$7.19	$6.11	$4.13	$3.95	$5.40

Income (Loss) from Investment Operations:

Net investment loss	(0.06)		(0.07)	(0.09)	(0.09)	(0.09)	(0.10)

Net realized and unrealized gain (loss) on investments	2.71		2.43	1.09	1.77	0.24	(1.12)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.35		(0.08)	0.08	0.30	0.03	(0.23)

Total from Investment Operations	3.00		2.28	1.08	1.98	0.18	(1.45)

Less Distributions:

Distributions from net realized capital gains	(0.72)		—	—	—	—	—

Net Asset Value, End of Period	$11.75		$9.47	$7.19	$6.11	$4.13	$3.95

Total Return	33.78%		31.71%	17.68%	47.94%	4.56%	(26.85)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$10,081		$6,317	$7,847	$8,885	$6,776	$6,938

Ratio of expenses to average net assets	3.10	%†	3.33%	3.78%	4.36%	3.87%	3.89%

Ratio of net investment loss to average net assets	(1.15	)%†	(0.83)%	(1.28)%	(1.95)%	(1.98)%	(2.12)%

Portfolio turnover rate	60.84%		129.33%	106.84%	251 .65%	149.82%	133.56%

Without expense reimbursement:##

Ratio of expenses to average net assets	3.21	%†	3.53%

Ratio of net investment loss to average net assets	(1.26	)%†	(1.03)%

See footnotes on page 59.

Financial Highlights (unaudited)

Emerging Markets Fund (continued)

CLASS C

			Year Ended October 31,
	Six Months Ended
	4/30/06		2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$9.50		$7.20	$6.12	$4.13	$3.95	$5.40

Income (Loss) from Investment Operations:

Net investment loss	(0.06)		(0.07)	(0.09)	(0.09)	(0.09)	(0.10)

Net realized and unrealized gain (loss) on investments	2.72		2.45	1.09	1.78	0.24	(1.12)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.35		(0.08)	0.08	0.30	0.03	(0.23)

Total from Investment Operations	3.01		2.30	1.08	1.99	0.18	(1.45)

Less Distributions:

Distributions from net realized capital gains	(0.72)		—	—	—	—	—

Net Asset Value, End of Period	$11.79		$9.50	$7.20	$6.12	$4.13	$3.95

Total Return	33.78%		31.94%	17.65%	48.18%	4.56%	(26.85)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,695		$4,053	$2,243	$1,868	$1,021	$889

Ratio of expenses to average net assets	3.10	%†	3.33%	3.78%	4.36%	3.87%	3.89%

Ratio of net investment loss to average net assets	(1.15	)%†	(0.83)%	(1.28)%	(1.95)%	(1.98)%	(2.12)%

Portfolio turnover rate	60.84%		129.33%	106.84%	251.65%	149.82%	133.56%

Without expense reimbursement:##

Ratio of expenses to average net assets	3.21	%†	3.53%

Ratio of net investment loss to average net assets	(1.26	)%†	(1.03)%

CLASS D

			Year Ended October 31,
	Six Months Ended
	4/30/06		2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$9.50		$7.20	$6.11	$4.13	$3.95	$5.40

Income (Loss) from Investment Operations:

Net investment loss	(0.06)		(0.07)	(0.09)	(0.09)	(0.09)	(0.10)

Net realized and unrealized gain (loss) on investments	2.72		2.45	1.10	1.77	0.24	(1.12)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.35		(0.08)	0.08	0.30	0.03	(0.23)

Total from Investment Operations	3.01		2.30	1.09	1.98	0.18	(1.45)

Less Distributions:

Distributions from net realized capital gains	(0.72)		—	—	—	—	—

Net Asset Value, End of Period	$11.79		$9.50	$7.20	$6.11	$4.13	$3.95

Total Return	33.78%		31.94%	17.84%	47.94%	4.56%	(26.85)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$19,846		$13,459	$10,684	$8,551	$5,807	$5,282

Ratio of expenses to average net assets	3.10	%†	3.33%	3.78%	4.36%	3.87%	3.89%

Ratio of net investment loss to average net assets	(1.15	)%†	(0.83)%	(1.28)%	(1.95)%	(1.98)%	(2.12)%

Portfolio turnover rate	60.84%		129.33%	106.84%	251.65%	149.82%	133.56%

Without expense reimbursement:##

Ratio of expenses to average net assets	3.21	%†	3.53%

Ratio of net investment loss to average net assets	(1.26	)%†	(1.03)%

See footnotes on page 59.

Financial Highlights (unaudited)

Emerging Markets Fund (continued)

CLASS I							CLASS R

	Six Months	Year Ended October 31,			11/30/01*		Six Months		Year Ended October 31,			4/30/03*
	Ended				to		Ended					to
	4/30/06	2005	2004	2003	10/31/02		4/30/06		2005		2004	10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$10.60	$7.92	$6.61	$4.37	$4.51		$10.17		$7.67		$6.47	$4.58

Income (Loss) from Investment Operations:

Net investment income (loss)	0.01	0.06	0.05	— **	—	**	(0.04)		(0.03)		(0.06)	(0.05)

Net realized and unrealized gain (loss)
on investments	3.11	2.70	1.18	1.94	(0.17)		2.96		2.61		1.18	1.77

Net realized and unrealized gain (loss) from
foreign currency transactions	0.35	(0.08)	0.08	0.30	0.03		0.35		(0.08)		0.08	0.17

Total from Investment Operations	3.47	2.68	1.31	2.24	(0.14)		3.27		2.50		1.20	1.89

Less Distributions:

Distributions from net realized capital gains	(0.72)	—	—	—	—		(0.72)		—		—	—

Net Asset Value, End of Period	$13.35	$10.60	$7.92	$6.61	$4.37		$12.72		$10.17		$7.67	$6.47

Total Return	34.67%	33.84%	19.82%	51.26%	(3.10)%		34.13%		32.59%		18.55%	41.27%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,592	$6,470	$4,836	$3,444	$1,831		$1,924		$708		$174	$2

Ratio of expenses to average net assets	1.71%†	1.89%	1.87%	2.35%	1.85	%†	2.60	%†	2.83%		3.27%	3.94	%†

Ratio of net investment income (loss) to
average net assets	0.24%†	0.62%	0.63%	0.06%	0.14	%†	(0.65	)%†	(0.33)%		(0.78)%	(1.88	)%†

Portfolio turnover rate	60.84%	129.33%	106.84%	251.65%	149.82	%††	60.84%		129.33%		106.84%	251.65	%†††

Without expense reimbursement:

Ratio of expenses to average net assets					1.94	%† ø	2.71	%†##	3.03	%##

Ratio of net investment loss to average net assets					0.05	%† ø	(0.76	)%†##	(0.53	)%##

Global Growth Fund

CLASS A

			Year Ended October 31,
	Six Months Ended
	4/30/06		2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$7.39		$7.31	$6.21	$5.18	$6.95	$13.48

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.03)	(0.08)	(0.02)	(0.05)	(0.06)

Net realized and unrealized gain (loss) on investments	1.27		0.28	0.95	0.77	(1.83)	(4.04)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.12		(0.17)	0.23	0.28	0.11	0.07

Total from Investment Operations	1.35		0.08	1.10	1.03	(1.77)	(4.03)

Less Distributions:

Distributions from net realized capital gain	—		—	—	—	—	(2.50)

Net Asset Value, End of Period	$8.74		$7.39	$7.31	$6.21	$5.18	$6.95

Total Return	18.27%		1.09%	17.71%#	19.88%	(25.47)%	(35.94)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$27,748		$25,951	$31,668	$30,938	$33,316	$64,366

Ratio of expenses to average net assets	2.10	%†	2.10%	2.30%	2.39%	1.98%	1.79%

Ratio of net investment loss to average net assets	(1.08	)%†	(0.40)%	(1.17)%	(0.32)%	(0.67)%	(0.64)%

Portfolio turnover rate	73.46%		269.07%	270.63%	251.04%	120.78%	188.94%

Without expense reimbursement:##

Ratio of expenses to average net assets	2.28	%†	2.31%

Ratio of net investment loss to average net assets	(1.26	)%†	(0.61)%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Growth Fund (continued)

CLASS B

			Year Ended October 31,
	Six Months Ended
	4/30/06		2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$6.77		$6.75	$5.78	$4.86	$6.56	$12.94

Income (Loss) from Investment Operations:

Net investment loss	(0.07)		(0.08)	(0.12)	(0.06)	(0.09)	(0.11)

Net realized and unrealized gain (loss) on investments	1.16		0.27	0.86	0.70	(1.72)	(3.84)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.12		(0.17)	0.23	0.28	0.11	0.07

Total from Investment Operations	1.21		0.02	0.97	0.92	(1.70)	(3.88)

Less Distributions:

Distributions from net realized capital gain	—		—	—	—	—	(2.50)

Net Asset Value, End of Period	$7.98		$6.77	$6.75	$5.78	$4.86	$6.56

Total Return	17.87%		0.30%	16.78%#	18.93%	(25.91)%	(36.40)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,496		$5,800	$9,849	$12,191	$12,661	$24,819

Ratio of expenses to average net assets	2.85	%†	2.85%	3.05%	3.15%	2.73%	2.54%

Ratio of net investment loss to average net assets	(1.83	)%†	(1.15)%	(1.92)%	(1.08)%	(1.42)%	(1.39)%

Portfolio turnover rate	73.46%		269.07%	270.63%	251.04%	120.78%	188.94%

Without expense reimbursement:##

Ratio of expenses to average net assets	3.03	%†	3.06%

Ratio of net investment loss to average net assets	(2.01	)%†	(1.36)%

CLASS C

			Year Ended October 31,
	Six Months Ended
	4/30/06		2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$6.78		$6.76	$5.79	$4.87	$6.57	$12.95

Income (Loss) from Investment Operations:

Net investment loss	(0.07)		(0.08)	(0.12)	(0.06)	(0.09)	(0.11)

Net realized and unrealized gain (loss) on investments	1.16		0.27	0.86	0.70	(1.72)	(3.84)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.12		(0.17)	0.23	0.28	0.11	0.07

Total from Investment Operations	1.21		0.02	0.97	0.92	(1.70)	(3.88)

Less Distributions:

Distributions from net realized capital gain	—		—	—	—	—	(2.50)

Net Asset Value, End of Period	$7.99		$6.78	$6.76	$5.79	$4.87	$6.57

Total Return	17.85%		0.30%	16.75%#	18.89%	(25.88)%	(36.37)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,398		$3,335	$3,208	$3,102	$3,903	$7,120

Ratio of expenses to average net assets	2.85	%†	2.85%	3.05%	3.15%	2.73%	2.54%

Ratio of net investment loss to average net assets	(1.83	)%†	(1.15)%	(1.92)%	(1.08)%	(1.42)%	(1.39)%

Portfolio turnover rate	73.46%		269.07%	270.63%	251.04%	120.78%	188.94%

Without expense reimbursement:##

Ratio of expense to average net assets	3.03	%†	3.06%

Ratio of investment loss to average net assets	(2.01	)%†	(1.36)%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Growth Fund (continued)

CLASS D

			Year Ended October 31,
	Six Months Ended
	4/30/06		2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$6.78		$6.75	$5.79	$4.87	$6.57	$12.95

Income (Loss) from Investment Operations:

Net investment loss	(0.07)		(0.08)	(0.12)	(0.06)	(0.09)	(0.11)

Net realized and unrealized gain (loss) on investments	1.16		0.28	0.85	0.70	(1.72)	(3.84)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.12		(0.17)	0.23	0.28	0.11	0.07

Total from Investment Operations	1.21		0.03	0.96	0.92	(1.70)	(3.88)

Less Distributions:

Distributions from net realized capital gain	—		—	—	—	—	(2.50)

Net Asset Value, End of Period	$7.99		$6.78	$6.75	$5.79	$4.87	$6.57

Total Return	17.85%		0.44%	16.58%#	18.89%	(25.88)%	(36.36)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$10,506		$10,263	$13,635	$14,769	$17,397	$37,327

Ratio of expenses to average net assets	2.85	%†	2.85%	3.05%	3.15%	2.73%	2.54%

Ratio of net investment loss to average net assets	(1.83	)%†	(1.15)%	(1.92)%	(1.08)%	(1.42)%	(1.39)%

Portfolio turnover rate	73.46%		269.07%	270.63%	251.04%	120.78%	188.94%

Without expense reimbursement:##

Ratio of expenses to average net assets	3.03	%†	3.06%

Ratio of net investment loss to average net assets	(2.01	)%†	(1.36)%

CLASS I							CLASS R

	Six Months	Year Ended October 31,			11/30/01*		Six Months		Year Ended October 31,			4/30/03*
	Ended				to		Ended					to
	4/30/06	2005	2004	2003	10/31/02		4/30/06		2005		2004	10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$7.57	$7.45	$6.29	$5.21	$7.47		$7.35		$7.29		$6.21	$5.35

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.02)	0.01	(0.03)	0.01	(0.01)		(0.05)		(0.05)		(0.10)	(0.03)

Net realized and unrealized gain (loss)
on investments	1.31	0.28	0.96	0.79	(2.36)		1.27		0.28		0.95	0.76

Net realized and unrealized gain (loss) from
foreign currency transactions	0.12	(0.17)	0.23	0.28	0.11		0.12		(0.17)		0.23	0.13

Total from Investment Operations	1.41	0.12	1.16	1.08	(2.26)		1.34		0.06		1.08	0.86

Net Asset Value, End of Period	$8.98	$7.57	$7.45	$6.29	$5.21		$8.69		$7.35		$7.29	$6.21

Total Return	18.63%	1.61%	18.44%#	20.73%	(30.25)%		18.23%		0.82%		17.39%#	16.07%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,533	$2,207	$2,081	$1,544	$1,165		$3		$2		$2	$2

Ratio of expenses to average net assets	1.55%†	1.59%	1.55%	1.83%	1.31	%†	2.35	%†	2.35%		2.55%	2.72	%†

Ratio of net investment income (loss)
to average net assets	(0.53)%†	0.11%	(0.42)%	0.23%	(0.03	)%†	(1.33	)%†	(0.65)%		(1.42)%	(0.76	)%†

Portfolio turnover rate	73.46%	269.07%	270.63%	251.04%	120.78	%††	73.46%		269.07%		270.63%	251.04	%†††

Without expense reimbursement:

Ratio of expenses to average net assets					1.44	%†ø	2.53	%†##	2.56	%##

Ratio of net investment loss to average net assets					(0.16	)%†ø	(1.51	)%†##	(0.86	)%##

See footnotes on page 59.

Financial Highlights (unaudited)

Global Smaller Companies Fund

CLASS A

		Year Ended October 31,
	Six Months Ended
	4/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$16.63	$13.67	$11.78	$8.97	$11.13	$17.38

Income (Loss) from Investment Operations:

Net investment loss	(0.04)	(0.09)	(0.09)	(0.08)	(0.12)	(0.12)

Net realized and unrealized gain (loss) on investments	2.98	3.35	1.65	2.33	(2.30)	(4.57)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.26	(0.30)	0.33	0.56	0.26	(0.11)

Total from Investment Operations	3.20	2.96	1.89	2.81	(2.16)	(4.80)

Less Distributions:

Distributions from net realized capital gain	(0.43)	—	—	—	—	(1.45)

Net Asset Value, End of Period	$19.40	$16.63	$13.67	$11.78	$8.97	$11.13

Total Return	24.27%	21 .65%	16.04%#	31.33%	(19.41)%	(29.81)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$130,065	$111,473	$87,189	$79,222	$72,522	$110,745

Ratio of expenses to average net assets	1.84%†	1.98%	2.13%	2.24%	1.87%	1.81%

Ratio of net investment loss to average net assets	(0.49)%†	(0.57)%	(0.69)%	(0.79)%	(1.10)%	(0.95)%

Portfolio turnover rate	32.00%	76.40%	94.65%	262.14%	99.70%	87.51%

CLASS B

		Year Ended October 31,
	Six Months Ended
	4/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$14.93	$12.38	$10.75	$8.25	$10.31	$16.33

Income (Loss) from Investment Operations:

Net investment loss	(0.10)	(0.18)	(0.17)	(0.14)	(0.19)	(0.21)

Net realized and unrealized gain (loss) on investments	2.57	3.03	1.47	2.08	(2.13)	(4.25)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.26	(0.30)	0.33	0.56	0.26	(0.11)

Total from Investment Operations	2.73	2.55	1.63	2.50	(2.06)	(4.57)

Less Distributions:

Distributions from net realized capital gain	(0.43)	—	—	—	—	(1.45)

Net Asset Value, End of Period	$17.23	$14.93	$12.38	$10.75	$8.25	$10.31

Total Return	23.85%	20.60%	15.16%#	30.30%	(19.98)%	(30.38)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$15,374	$16,721	$30,356	$45,136	$45,451	$74,677

Ratio of expenses to average net assets	2.59%†	2.73%	2.88%	2.99%	2.62%	2.56%

Ratio of net investment loss to average net assets	(1.24)%†	(1.32)%	(1.44)%	(1.54)%	(1.85)%	(1.70)%

Portfolio turnover rate	32.00%	76.40%	94.65%	262.14%	99.70%	87.51%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Smaller Companies Fund (continued)

CLASS C

		Year Ended October 31,
	Six Months Ended
	4/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$14.98	$12.40	$10.77	$8.25	$10.32	$16.35

Income (Loss) from Investment Operations:

Net investment loss	(0.10)	(0.19)	(0.17)	(0.14)	(0.19)	(0.21)

Net realized and unrealized gain (loss) on investments	2.57	3.07	1.47	2.10	(2.14)	(4.26)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.26	(0.30)	0.33	0.56	0.26	(0.11)

Total from Investment Operations	2.73	2.58	1.63	2.52	(2.07)	(4.58)

Less Distributions:

Distributions from net realized capital gain	(0.43)	—	—	—	—	(1.45)

Net Asset Value, End of Period	$17.28	$14.98	$12.40	$10.77	$8.25	$10.32

Total Return	23.78%	20.81%	15.14%#	30.55%	(20.06)%	(30.40)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,163	$6,084	$3,035	$1,928	$1,694	$1,625

Ratio of expenses to average net assets	2.59%†	2.73%	2.88%	2.99%	2.62%	2.56%

Ratio of net investment loss to average net assets	(1.24)%†	(1.32)%	(1.44)%	(1.54)%	(1.85)%	(1.70)%

Portfolio turnover rate	32.00%	76.40%	94.65%	262.14%	99.70%	87.51%

CLASS D

		Year Ended October 31,
	Six Months Ended
	4/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$14.97	$12.40	$10.77	$8.25	$10.32	$16.35

Income (Loss) from Investment Operations:

Net investment loss	(0.10)	(0.19)	(0.17)	(0.14)	(0.19)	(0.21)

Net realized and unrealized gain (loss) on investments	2.57	3.06	1.47	2.10	(2.14)	(4.26)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.26	(0.30)	0.33	0.56	0.26	(0.11)

Total from Investment Operations	2.73	2.57	1.63	2.52	(2.07)	(4.58)

Less Distributions:

Distributions from net realized capital gain	(0.43)	—	—	—	—	(1.45)

Net Asset Value, End of Period	$17.27	$14.97	$12.40	$10.77	$8.25	$10.32

Total Return	23.79%	20.73%	15.14%#	30.55%	(20.06)%	(30.40)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$53,801	$47,633	$45,140	$46,403	$42,425	$68,641

Ratio of expenses to average net assets	2.59%†	2.73%	2.88%	2.99%	2.62%	2.56%

Ratio of net investment loss to average net assets	(1.24)%†	(1.32)%	(1.44)%	(1.54)%	(1.85)%	(1.70)%

Portfolio turnover rate	32.00%	76.40%	94.65%	262.14%	99.70%	87.51%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Smaller Companies Fund (continued)

CLASS I							CLASS R

	Six Months	Year Ended October 31,			11/30/01*		Six Months	Year Ended October 31,		4/30/03*
	Ended				to		Ended			to
	4/30/06	2005	2004	2003	10/31/02		4/30/06	2005	2004	10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$17.02	$13.91	$11.91	$9.00	$11.66		$16.56	$13.64	$11.78	$8.94

Income (Loss) from Investment Operations:

Net investment income (loss)	0.01	0.01	— **	(0.01)	(0.04)		(0.06)	(0.13)	(0.12)	(0.03)

Net realized and unrealized gain (loss)
on investments	3.08	3.40	1.67	2.36	(2.98)		2.95	3.35	1.65	2.58

Net realized and unrealized gain (loss) from
foreign currency transactions	0.26	(0.30)	0.33	0.56	0.36		0.26	(0.30)	0.33	0.29

Total from Investment Operations	3.35	3.11	2.00	2.91	(2.66)		3.15	2.92	1.86	2.84

Less Distributions:

Distributions from net realized capital gain	(0.43)	—	—	—	—		(0.43)	—	—	—

Net Asset Value, End of Period	$19.94	$17.02	$13.91	$11.91	$9.00		$19.28	$16.56	$13.64	$11.78

Total Return	24.62%	22.36%	16.79%#	32.33%	(22.81)%		24.06%	21.41%	15.79%#	31.77%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$12,265	$9,643	$7,979	$5,789	$3,161		$131	$107	$2	$2

Ratio of expenses to average net assets	1.25%†	1.36%	1.45%	1.64%	1.24	%†ø	2.09%†	2.23%	2.38%	2.45	%†

Ratio of net investment income (loss) to
average net assets	0.10%†	0.05%	(0.02)%	(0.12)%	(0.43	)%†ø	(0.74)%†	(0.82)%	(0.94)%	(0.52	)%†

Portfolio turnover rate	32.00%	76.40%	94.65%	262.14%	99.70	%††	32.00%	76.40%	94.65%	262.14	%†††

Global Technology Fund

CLASS A

		Year Ended October 31,
	Six Months Ended
	4/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$12.81	$11.51	$11.81	$8.38	$11.29	$25.60

Income (Loss) from Investment Operations:

Net investment loss	(0.09)	(0.10)	(0.18)	(0.14)	(0.17)	(0.20)

Net realized and unrealized gain (loss) on investments	2.72	1.46	(0.25)	3.25	(2.89)	(9.37)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.10	(0.06)	0.13	0.32	0.15	0.05

Total from Investment Operations	2.73	1.30	(0.30)	3.43	(2.91)	(9.52)

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	—	(4.79)

Net Asset Value, End of Period	$15.54	$12.81	$11.51	$11.81	$8.38	$11.29

Total Return	21.31%	11.29%	(2.54)%#	40.93%	(25.78)%	(44.62)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$267,994	$236,998	$270,154	$324,387	$276,832	$469,075

Ratio of expenses to average net assets	1.78%†	1.83%	1.83%	1.89%	1.81%	1.67%

Ratio of net investment loss to average net assets	(1.30)%†	(0.81)%	(1.57)%	(1.44)%	(1.56)%	(1.29)%

Portfolio turnover rate	101.83%	150.83%	133.51%	190.14%	151.83%	130.19%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Technology Fund (continued)

CLASS B

		Year Ended October 31,
	Six Months Ended
	4/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$11.40	$10.33	$10.67	$7.64	$10.37	$24.08

Income (Loss) from Investment Operations:

Net investment loss	(0.13)	(0.17)	(0.25)	(0.19)	(0.24)	(0.29)

Net realized and unrealized gain (loss) on investments	2.41	1.30	(0.22)	2.90	(2.64)	(8.68)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.10	(0.06)	0.13	0.32	0.15	0.05

Total from Investment Operations	2.38	1.07	(0.34)	3.03	(2.73)	(8.92)

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	—	(4.79)

Net Asset Value, End of Period	$13.78	$11.40	$10.33	$10.67	$7.64	$10.37

Total Return	20.88%	10.36%	(3.19)%#	39.66%	(26.33)%	(45.03)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$40,157	$40,428	$57,700	$81,002	$69,338	$125,085

Ratio of expenses to average net assets	2.53%†	2.58%	2.58%	2.65%	2.56%	2.42%

Ratio of net investment loss to average net assets	(2.05)%†	(1 .56)%	(2.32)%	(2.20)%	(2.31)%	(2.04)%

Portfolio turnover rate	101.83%	150.83%	133.51%	190.14%	151.83%	130.19%

CLASS C

		Year Ended October 31,
	Six Months Ended
	4/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$11.40	$10.33	$10.67	$7.64	$10.37	$24.06

Income (Loss) from Investment Operations:

Net investment loss	(0.13)	(0.17)	(0.25)	(0.19)	(0.24)	(0.29)

Net realized and unrealized gain (loss) on investments	2.41	1.30	(0.22)	2.90	(2.64)	(8.66)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.10	(0.06)	0.13	0.32	0.15	0.05

Total from Investment Operations	2.38	1.07	(0.34)	3.03	(2.73)	(8.90)

Less Distributions:

Distributions from net realized capital gain	—	—	—	—	—	(4.79)

Net Asset Value, End of Period	$13.78	$11.40	$10.33	$10.67	$7.64	$10.37

Total Return	20.88%	10.36%	(3.19)%#	39.66%	(26.33)%	(44.97)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$20,547	$18,001	$22,401	$30,199	$25,978	$45,697

Ratio of expenses to average net assets	2.53%†	2.58%	2.58%	2.65%	2.56%	2.42%

Ratio of net investment loss to average net assets	(2.05)%†	(1.56)%	(2.32)%	(2.20)%	(2.31)%	(2.04)%

Portfolio turnover rate	101.83%	150.83%	133.51%	190.14%	151.83%	130.19%

See footnotes on page 59.

Financial Highlights (unaudited)

Global Technology Fund (continued)

CLASS D							CLASS R

	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,		4/30/03*
	Ended						Ended			to
	4/30/06	2005	2004	2003	2002	2001	4/30/06	2005	2004	10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$11.38	$10.31	$10.65	$7.62	$10.35	$24.05	$12.74	$11.49	$11.80	$9.03

Income (Loss) from Investment
Operations:

Net investment loss	(0.13)	(0.17)	(0.25)	(0.19)	(0.24)	(0.29)	(0.11)	(0.13)	(0.21)	(0.09)

Net realized and unrealized gain
(loss) on investments	2.41	1.30	(0.22)	2.90	(2.64)	(8.67)	2.71	1.44	(0.23)	2.66

Net realized and unrealized gain (loss)
from foreign currency transactions	0.10	(0.06)	0.13	0.32	0.15	0.05	0.10	(0.06)	0.13	0.20

Total from Investment Operations	2.38	1.07	(0.34)	3.03	(2.73)	(8.91)	2.70	1.25	(0.31)	2.77

Less Distributions:

Distributions from net realized
capital gain	—	—	—	—	—	(4.79)	—	—	—	—

Net Asset Value, End of Period	$13.76	$11.38	$10.31	$10.65	$7.62	$10.35	$15.44	$12.74	$11.49	$11.80

Total Return	20.91%	10.38%	(3.19)%#	39.76%	(26.38)%	(45.05)%	21.19%	10.88%	(2.63)%#	30.68%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$72,808	$67,135	$83,800	$106,981	$93,637	$173,286	$369	$287	$197	$2

Ratio of expenses to average net assets	2.53%†	2.58%	2.58%	2.65%	2.56%	2.42%	2.03%†	2.08%	2.08%	2.14	%†

Ratio of net investment loss to
average net assets	(2.05)%†	(1.56)%	(2.32)%	(2.20)%	(2.31)%	(2.04)%	(1.55)%†	(1.06)%	(1.82)%	(1.66	)%†

Portfolio turnover rate	101.83%	150.83%	133.51%	190.14%	151.83%	130.19%	101.83%	150.83%	133.51%	190.14	%†††

International Growth Fund

CLASS A

			Year Ended October 31,
	Six Months Ended
	4/30/06		2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$12.56		$12.01	$9.90	$8.25	$9.91	$14.59

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.06)		(0.02)	(0.15)	(0.07)	(0.08)	0.01

Net realized and unrealized gain (loss) on investments	2.77		1.17	1.67	0.99	(2.09)	(4.82)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.48		(0.60)	0.59	0.73	0.51	0.13

Total from Investment Operations	3.19		0.55	2.11	1.65	(1.66)	(4.68)

Net Asset Value, End of Period	$15.75		$12.56	$12.01	$9.90	$8.25	$9.91

Total Return	25.40%		4.58%	21.31%	20.00%	(16.75)%	(32.08)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$45,121		$36,963	$30,553	$22,896	$20,497	$21,588

Ratio of expenses to average net assets	2.08	%†	2.08%	2.80%	3.17%	2.64%	2.37%

Ratio of net investment income (loss) to average net assets	(0.92	)%†	(0.13)%	(1.39)%	(0.80)%	(0.82)%	0.08%

Portfolio turnover rate	78.61%		189.17%	241.12%	303.81%	216.01%	276.76%

Without expense reimbursement:##

Ratio of expenses to average net assets	2.15	%†	2.32%

Ratio of net investment loss to average net assets	(0.99	)%†	(0.37)%

See footnotes on page 59.

Financial Highlights (unaudited)

International Growth Fund (continued)

CLASS B

			Year Ended October 31,
	Six Months Ended
	4/30/06		2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$11.35		$10.93	$9.08	$7.63	$9.24	$13.66

Income (Loss) from Investment Operations:

Net investment loss	(0.11)		(0.10)	(0.22)	(0.12)	(0.14)	(0.08)

Net realized and unrealized gain (loss) on investments	2.46		1.12	1.48	0.84	(1.98)	(4.47)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.48		(0.60)	0.59	0.73	0.51	0.13

Total from Investment Operations	2.83		0.42	1.85	1.45	(1.61)	(4.42)

Net Asset Value, End of Period	$14.18		$11.35	$10.93	$9.08	$7.63	$9.24

Total Return	24.93%		3.84%	20.37%	19.00%	(17.42)%	(32.36)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,218		$7,488	$6,537	$4,828	$4,332	$5,943

Ratio of expenses to average net assets	2.83	%†	2.83%	3.55%	3.93%	3.40%	3.13%

Ratio of net investment loss to average net assets	(1.67	)%†	(0.88)%	(2.14)%	(1.56)%	(1.58)%	(0.68)%

Portfolio turnover rate	78.61%		189.17%	241.12%	303.81%	216.01%	276.76%

Without expense reimbursement:##

Ratio of expenses to average net assets	2.90	%†	3.07%

Ratio of net investment loss to average net assets	(1.74	)%†	(1.12)%

CLASS C

			Year Ended October 31,
	Six Months Ended
	4/30/06		2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$11.37		$10.95	$9.09	$7.64	$9.24	$13.65

Income (Loss) from Investment Operations:

Net investment loss	(0.11)		(0.10)	(0.22)	(0.12)	(0.14)	(0.08)

Net realized and unrealized gain (loss) on investments	2.47		1.12	1.49	0.84	(1.97)	(4.46)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.48		(0.60)	0.59	0.73	0.51	0.13

Total from Investment Operations	2.84		0.42	1.86	1.45	(1.60)	(4.41)

Net Asset Value, End of Period	$14.21		$11.37	$10.95	$9.09	$7.64	$9.24

Total Return	24.98%		3.84%	20.46%	18.98%	(17.32)%	(32.32)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,947		$5,233	$2,574	$1,569	$1,584	$2,225

Ratio of expenses to average net assets	2.83	%†	2.83%	3.55%	3.93%	3.40%	3.13%

Ratio of net investment loss to average net assets	(1.67	)%†	(0.88)%	(2.14)%	(1.56)%	(1.58)%	(0.68)%

Portfolio turnover rate	78.61%		189.17%	241.12%	303.81%	216.01%	276.76%

Without expense reimbursement:##

Ratio of expenses to average net assets	2.90	%†	3.07%

Ratio of net investment loss to average net assets	(1.74	)%†	(1.12)%

See footnotes on page 59.

Financial Highlights (unaudited)

International Growth Fund (continued)

CLASS D

			Year Ended October 31,
	Six Months Ended
	4/30/06		2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$11.38		$10.96	$9.10	$7.64	$9.24	$13.65

Income (Loss) from Investment Operations:

Net investment loss	(0.11)		(0.10)	(0.22)	(0.12)	(0.14)	(0.08)

Net realized and unrealized gain (loss) on investments	2.46		1.12	1.49	0.85	(1.97)	(4.46)

Net realized and unrealized gain (loss) from foreign
currency transactions	0.48		(0.60)	0.59	0.73	0.51	0.13

Total from Investment Operations	2.83		0.42	1.86	1.46	(1.60)	(4.41)

Net Asset Value, End of Period	$14.21		$11.38	$10.96	$9.10	$7.64	$9.24

Total Return	24.87%		3.83%	20.44%	19.11%	(17.32)%	(32.32)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$20,366		$16,951	$11,138	$8,619	$7,036	$9,203

Ratio of expenses to average net assets	2.83	%†	2.83%	3.55%	3.93%	3.40%	3.13%

Ratio of net investment loss to average net assets	(1.67	)%†	(0.88)%	(2.14)%	(1.56)%	(1.58)%	(0.68)%

Portfolio turnover rate	78.61%		189.17%	241.12%	303.81%	216.01%	276.76%

Without expense reimbursement:##

Ratio of expenses to average net assets	2.90	%†	3.07%

Ratio of net investment loss to average net assets	(1.74	)%†	(1.12)%

CLASS I							CLASS R

	Six Months	Year Ended October 31,			11/30/01*		Six Months		Year Ended October 31,			4/30/03*
	Ended				to		Ended					to
	4/30/06	2005	2004	2003	10/31/02		4/30/06		2005		2004	10/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$13.09	$12.44	$10.13	$8.32	$10.13		$12.53		$12.00		$9.90	$8.20

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.02)	0.06	(0.02)	0.05	0.03		(0.08)		(0.05)		(0.18)	(0.07)

Net realized and unrealized gain (loss)
on investments	2.92	1.19	1.74	1.03	(2.35)		2.76		1.18		1.69	1.48

Net realized and unrealized gain (loss) from
foreign currency transactions	0.48	(0.60)	0.59	0.73	0.51		0.48		(0.60)		0.59	0.29

Total from Investment Operations	3.38	0.65	2.31	1.81	(1.81)		3.16		0.53		2.10	1.70

Net Asset Value, End of Period	$16.47	$13.09	$12.44	$10.13	$8.32		$15.69		$12.53		$12.00	$9.90

Total Return	25.82%	5.23%	22.80%	21 .75%	(17.87)%		25.22%		4.42%		21.21%	20.73%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$11,586	$9,292	$7,911	$5,254	$2,646		$147		$110		$2	$2

Ratio of expenses to average net assets	1.39%†	1.46%	1.59%	1.74%	1.38	%†	2.33	%†	2.33%		3.05%	3.42	%†

Ratio of net investment income (loss)
to average net assets	(0.23)%†	0.49%	(0.18)%	0.58%	0.41	%†	(1.17	)%†	(0.38)%		(1.64)%	(1.46	)%†

Portfolio turnover rate	78.61%	189.17%	241.12%	303.81%	216.01	%††	78.61%		189.17%		241.12%	303.81	%†††

Without expense reimbursement:

Ratio of expenses to average net assets					1.45	%†ø	2.40	%†##	2.57	%##

Ratio of net investment loss to average net assets					0.35	%†ø	(1.24	)%†##	(0.62	)%##

See footnotes on page 59.

Financial Highlights (unaudited)

*	Commencement of offering of shares.

**	Less than $0.01.

†	Annualized.

††	For the year ended October 31, 2002.

†††	For the year ended October 31, 2003.

ø	The Manager, at its discretion, reimbursed certain expenses of Class I shares for the period from November 30, 2001 to October 31, 2002. Without such reimbursement, the annualized ratios of expenses and net investment income (loss) for Emerging Markets Fund, Global Growth Fund, Global Smaller Companies Fund and International Growth Fund would have been 1.94% and 0.05%, 1.44% and (0.16)%, 1.29% and (0.48)%, 1.45% and 0.35%, respectively.

#	Excluding the effect of certain payments received from the Manager in 2004, total returns would have been as follows: for Global Growth Fund Class A, B, C, D, I, and R 17.56%, 16.63%, 16.60%, 16.43%, 18.28%, and 17.24%, respectively; for Global Smaller Companies Fund Class A, B, C, D, I, and R 15.84%, 14.95%, 14.93%, 14.92%, 16.58%, and 15.58%, respectively; and for Global Technology Fund Class A, B, C, D, and R, (2.87)%, (3.52)%, (3.52)%, (3.52)%, and (2.96)%, respectively.

##	The Manager has contractually undertaken to reimburse expenses other than management fees and distribution and service fees to the extent such expenses exceed 0.85% per annum of the Fund’s average daily net assets. This undertaking will remain in effect at least until February 28, 2007 (Note 3).

See Notes to Financial Statements.

Matters Relating to the Directors’ Consideration
of the Continuance of the Management Agreement
and Subadvisory Agreement

The term “Series” refers to Seligman Global Fund Series, Inc., and the term “Fund” refers to Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund and Seligman International Growth Fund. There is a single management agreement between the Manager and the Series that relates to all five Funds.

The directors unanimously approved the continuance of the Management Agreement with the Manager in respect of each Fund at a meeting held on November 17, 2005. In addition, in the case of each of Seligman Emerging Markets Fund, Seligman Global Growth Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund (the “Subadvised Funds”), which are subadvised by Wellington Management Company, LLP (“Wellington” or “Subadviser”), the directors unanimously approved the continuance of the Subadvisory Agreement between the Manager and Wellington (including, in the case of Seligman Global Smaller Companies Fund, the Delegation Agreement between Wellington and Wellington Management International Ltd.).

In preparation for the meeting, experienced counsel who are independent of the Manager had discussed with the Manager the continuances and nature of materials to be provided to the directors, and the directors had requested and evaluated extensive materials from the Manager and, where relevant, the Subadviser, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. (“Lipper”). Prior to voting, the directors reviewed the proposed continuance of the Management Agreement and Subadvisory Agreement with the Manager, with representatives of the Subadviser and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuances. The independent directors also discussed the proposed continuances in a private session with counsel at which no representatives of the Manager or the Subadviser were present.

In reaching their determinations with respect to the continuance of the Management Agreement with respect to each Fund and the Subadvisory Agreement with respect to each Subadvised Fund, the directors considered their knowledge of the nature and quality of the services provided by the Manager and the Subadviser, as applicable, to the Funds gained from their experience as directors and/or trustees of the Seligman Group of Funds, their overall confidence in the Manager’s and Subadviser’s integrity and competence they have gained from that experience, the Manager’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds. The directors noted that the Board has six regular meetings each year, at each of which they receive presentations from the Manager on the investment results of the Funds and review extensive materials and information presented by the Manager and Subadviser.

The directors also considered all other factors they believed relevant, including the following:

1.	information comparing the performance of each of the Funds to other investment companies with similar investment objectives and to an index;

2.	the nature, extent and quality of investment and administrative services rendered by the Manager and, where applicable, the Subadviser;

3.	payments received by the Manager and, where applicable, the Subadviser from all sources in respect of each Fund and all investment companies in the Seligman Group of Funds;

4.	the costs borne by, and profitability of, the Manager and its affiliates in providing services to each Fund and to all investment companies in the Seligman Group of Funds, and, where relevant, financial and profitability information provided by the Subadviser;

5.	comparative fee and expense data for each Fund and other investment companies with similar investment objectives;

6.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect any economies of scale for the benefit of investors;

7.	the Manager’s and, where relevant, the Subadviser’s practices regarding allocation of portfolio transactions of the Funds, including the extent to which the Manager and the Subadviser benefit from soft dollar arrangements;

8.	information about “revenue sharing” arrangements that the Manager has entered into in respect of each Fund;

9.	portfolio turnover rates of each Fund compared to other investment companies with similar investment objectives;

10.	fall-out benefits which the Manager and its affiliates and the Subadviser and its affiliates receive from their relationships to the Funds;

11.	information about fees charged by the Manager and, where relevant, the Subadviser to other clients with similar investment objectives;

12.	the professional experience and qualifications of each Fund’s portfolio management teams and other senior personnel of the Manager and the Subadviser; and

13.	the terms of the Management Agreement and the Subadvisory Agreement.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors. The directors evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

The directors determined that the overall arrangements between each Fund and the Manager, as provided in the Management Agreement for that Fund, and, where relevant, between the Manager and the Subadviser, as provided in the Subadvisory Agreement relating to that Fund, were fair and reasonable in light of the services performed, expenses incurred and such other

Matters Relating to the Directors’ Consideration
of the Continuance of the Management Agreement
and Subadvisory Agreement

matters as the directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the directors’ reaching their determinations to approve the continuances of the Management Agreement and the Subadvisory Agreement (including their determinations that the Manager should continue to be the investment adviser for each Fund, that the Subadviser should continue to be the subadviser for each Subadvised Fund, and that the fees payable to the Manager and to the Subadviser pursuant to the Management Agreement and the Subadvisory Agreement are appropriate) were separately discussed by the directors.

Nature, Extent and Quality of Services Provided by the Manager and the Subadviser

The directors noted that, under the Management Agreement, the Manager, subject to the control of the directors, administers each Fund’s business and other affairs. For Seligman Global Technology Fund, the Manager manages the investment of the assets, including making purchases and sales of portfolio securities consistent with the Seligman Global Technology Fund’s investment objective and policies. The Management Agreement with respect to the Subadvised Funds provides that the Manager will enter into a Subadvisory Agreement with the Subadviser pursuant to which that Subadviser will provide such investment management services; that the Manager will continue to have responsibility for investment management services provided under the Subadvisory Agreement; and that, in the event the Subadviser ceases to provide services to the Subadvised Fund, the services will be provided by the Manager or, subject to necessary approvals, by another firm selected by the directors. Under the Management Agreement, the Manager provides the Funds with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Funds) and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of directors of the Series who are employees or consultants of the Manager and of the officers and employees of the Series, including the Funds’ Chief Compliance Officer. The Manager also provides senior management for Seligman Data Corp. (“SDC”), a company owned by certain of the investment companies in the Seligman Group of Funds that provides shareholder services to the Funds at cost.

The directors also noted that, pursuant to the Subadvisory Agreement, the Subadviser, subject to the control of the directors and in accordance with the objectives, policies and strategies of each Subadvised Fund set forth in its Prospectus and Statement of Additional Information and applicable law, and in conjunction with and under the supervision of the Manager, furnishes the Manager and the relevant Subadvised Fund with such investment advice, research and assistance as the Manager or the Subadvised Fund shall from time to time reasonably request. In this regard, it is the responsibility of the Subadviser (i) to participate in the development of a Subadvised Fund’s overall investment strategy and in the determination of investment allocations; (ii) to provide investment advice and research to the Subadvised Fund with respect to existing and potential investments in securities, including company visits and meetings with management; (iii) to determine securities and other assets for investment; (iv) to select brokers and dealers; (v) to cause the execution of trades; and (vi) unless otherwise agreed to by the Manager, to vote proxies solicited by or with respect to issuers of securities in which assets of the relevant Subadvised Fund may be invested from time to time.

The directors considered the scope and quality of services provided by the Manager under the Management Agreement and by the Subadviser under the Subadvisory Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The directors noted that, for example, the Manager and Subadviser are responsible for maintaining and monitoring their own and, to varying degrees, a Fund’s compliance programs, and these compliance programs have recently been refined and enhanced in light of recently adopted regulatory requirements. The directors considered the quality of the investment research capabilities of the Manager and the Subadviser and the other resources they have dedicated to performing services for the Funds. At prior meetings, the directors had also considered the Manager’s and Subadvisers’ practices with respect to the selection of brokers and dealers to effect portfolio transactions, including their duty to seek best execution, and information about the levels of commissions paid by each Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Funds’ other service providers (including the Subadviser), also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the Management Agreement and, where applicable, the Subadvisory Agreement.

On an ongoing basis, the Manager reports to the directors on the status of various matters relating to market timing activity affecting certain funds in the Seligman Group of Funds. In connection with the continuance review, the Manager and its counsel and the directors’ special counsel also addressed, among other matters: the action brought by the Manager and its President against the Attorney General of the State of New York seeking an order enjoining the Attorney General from, among other things, investigating the fees paid by the Seligman Group of Funds to the Manager; the ex parte application filed by the Attorney General to seek further discovery and appoint a special referee to supervise the Attorney General’s investigation relating to market timing; and the indication by the Staff of the New York Office of the Securities and Exchange Commission (“SEC”) that it was considering recommending that the SEC institute a formal action against the Manager and Seligman Advisors, Inc. relating to market timing. After a detailed presentation by the Manager and further discussion with the Manager, the Manager’s counsel, the directors’ special counsel and other experienced counsel independent of the Manager, the independent directors concluded that they retained confidence in the integrity of the Manager and its ability to provide management services to the Funds.

The directors also considered information provided by the Subadviser about certain regulatory matters affecting it and concluded that they retained confidence in the Subadviser’s integrity and ability to provide subadvisory services to the Subadvised Funds.

Costs of Services Provided and Profitability

At the request of the directors, the Manager provided information concerning profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information for 2004 and 2005 (through September 30) and estimates for full-year 2005. The information considered by the directors included operating profit mar-

Matters Relating to the Directors’ Consideration
of the Continuance of the Management Agreement
and Subadvisory Agreement

gin information for the Manager’s investment company business alone (i.e., excluding results of its other businesses) and on a consolidated basis. The directors also reviewed the Manager’s profitability data and estimated profitability data for each Fund. The directors reviewed with the Manager’s chief financial officer the assumptions and methods of allocation used by the Manager in preparing the various types of profitability data. The Manager stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Manager (and similarly the Subadviser) where each of the advisory products draws on, and benefits from, the research and other resources of the organization.

Wellington provided the directors with its financial statements for 2004, information concerning overall profitability data for its entire operations for 2004 and information about its revenues attributable to each Subadvised Fund subadvised by it. The Manager separately provided information about fees paid by each Subadvised Fund to the Subadviser in 2004 and on an estimated basis for 2005. The directors reviewed and discussed the Subadviser’s profitability data.

The directors recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. In considering profitability information, the directors considered the effect of fall-out benefits on the Manager’s and Subadviser’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Funds. The directors focused on profitability of the Manager’s relationships with the Funds, before taxes and distribution expenses. In the case of Wellington, the directors reviewed a pro forma statement of partnership income itemizing revenues from the Subadvised Funds. The directors recognized that the Manager and the Subadviser should, in the abstract, be entitled to earn a reasonable level of profits for the services each provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s and Subadviser’s level of profitability from their relationships with each Fund was not excessive.

Fall-Out Benefits

The directors considered that the Manager benefits from soft dollar arrangements whereby it receives brokerage and research services from brokers that execute the Seligman Group of Funds’ purchases and sales of securities. The Manager assured the directors that it was closely monitoring the SEC’s recently issued proposed interpretive guidance on the use of soft dollars by investment advisers and that it would modify its current arrangements as necessary to comply with the SEC’s final guidelines.

The directors received and reviewed information concerning the Manager’s soft dollar arrangements, which included a description of the Manager’s practices with respect to allocating portfolio brokerage for brokerage and research services, fund-by-fund data for the twelve months ended September 30, 2005 on the dollar amount of commissions allocated for third-party research and brokerage services and for proprietary research and brokerage services, and a list of firms providing third-party research and brokerage to the Manager as of September 30, 2005. The directors recognized that the Subadviser also had benefited from soft dollar arrangements using portfolio brokerage of the Subadvised Funds. The Subadviser provided information about its soft dollar practices, including a list of brokers with whom trades for the Subadvised Funds were executed for the twelve months ended September 30, 2005, indicating the amount of commissions paid to each broker in recognition of third party soft dollar research and brokerage services.

The directors also considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Funds in respect of shares held in accounts for which there is no other broker of record, and that the Funds’ distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares.

The directors recognized that the Manager’s and the Subadviser’s profitability would be somewhat lower if they did not receive research for soft dollars or, in the case of the Manager, if the Manager’s affiliates did not receive the other benefits described above. The directors noted that the Manager and the Subadviser each derive reputational and other benefits from their association with the Funds.

Investment Results

The directors considered the investment results of each of the Funds as compared to investment companies with similar investment objectives as determined by Lipper and with a selected securities index. In addition to the information received by the directors for the meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the directors reviewed information showing performance of each Fund compared to the funds in its Lipper category over the one-, three-, five- and, where applicable, ten-year periods ended September 30, 2005 and compared to its Lipper category, a selected securities index and a group of competitor funds selected by the Manager over annualized rolling three and five year periods ended September 30, 2005, for each calendar year in the 2000-to-2004 period, and for the first nine months of 2005.

Seligman Emerging Markets Fund. The directors reviewed information showing performance of the Seligman Emerging Markets Fund compared to other funds in the Lipper Emerging Markets Funds Average, the Morgan Stanley Capital International Emerging Markets (Gross) Index (the “MSCI EM Index”) and a group of 12 competitor funds selected by the Manager. The directors noted that the Seligman Emerging Markets Fund’s Lipper ranking showed improvement in more recent periods and was above the median for the one-year period ending September 30, 2005. The Manager reminded the directors that Wellington had assumed portfolio management responsibilities in September 2003. The directors also noted that the Seligman Emerging Markets Fund’s results were above its competitor average and the Lipper average, but modestly below the MSCI EM Index in the first nine months of 2005, an improvement relative to 2004, when the Seligman Emerging Markets Fund had exceeded the competitor average but lagged both the Lipper average and the MSCI EM Index. The comparative information also showed that over the longer term the Seligman Emerging Markets Fund’s results had been above and below the Lipper average, the MSCI EM Index and the competitor average in different periods. Based upon their review, and taking into account the Manager’s efforts to address the Seligman Emerging

Matters Relating to the Directors’ Consideration
of the Continuance of the Management Agreement
and Subadvisory Agreement

Markets Fund’s inconsistent long-term performance, the directors concluded that the Fund’s investment performance was satisfactory.

Seligman Global Growth Fund. The directors reviewed information showing performance of the Seligman Global Growth Fund compared to other funds in the Lipper Global Funds Average, the Morgan Stanley Capital International World Index (the “MSCI World Index”) and a group of 15 competitor funds selected by the Manager. The Manager reminded the directors that Wellington had assumed portfolio management responsibilities in September 2003. The comparative information showed that the Seligman Global Growth Fund’s results had been above the MSCI World Index, the competitor average and the Lipper average in 2004, but that the Seligman Global Growth Fund lagged each of those benchmarks by substantial amounts for the first nine months of 2005. The comparative information also showed that the Seligman Global Growth Fund’s results had consistently been below the Lipper average, the MSCI World Index and the competitor average in periods prior to Wellington’s assumption of portfolio management responsibilities in September 2003. The directors also noted that the Seligman Global Growth Fund fell in the last quartile of Lipper rankings for the one-, three-, five- and ten-year periods ended September 30, 2005. The Manager stated that for periods prior to 2004 it believed it was appropriate to consider the favorable historical results achieved by Wellington in the Seligman Global Growth Fund’s asset class, which had been an important factor in selecting Wellington as the Subadviser. The Manager explained that, in light of this record, it viewed the results for the most recent nine-month period as a source of concern but not as an indication of any fundamental flaw in Wellington’s investment process. The directors concluded that they continued to have confidence in Wellington’s ability to manage the Fund’s portfolio.

Seligman Global Smaller Companies Fund. The directors reviewed information showing performance of the Seligman Global Smaller Companies Fund compared to other funds in the Lipper Global Small-Cap Fund Average, the Morgan Stanley Capital International Small Cap World Index (the “MSCI Small Cap World Index”) and a group of five competitor funds selected by the Manager. The Manager reminded the directors that Wellington had assumed portfolio management responsibilities for the Seligman Global Smaller Companies Fund in September 2003. The comparative information showed that the Seligman Global Smaller Companies Fund’s results in the first nine months of 2005 were above the Lipper average, the competitor average and the MSCI Small Cap World Index and, in 2004, were above the Lipper average and the competitor average although below the MSCI Small Cap World Index. They also noted that the Seligman Global Smaller Companies Fund’s Lipper ranking showed substantial improvement in recent times and was well above the median in the most recent one-year period ending September 30, 2005. The comparative information also showed that the Seligman Global Smaller Companies Fund’s results had been substantially below the Lipper average, the MSCI Small Cap World Index and the competitor average in periods prior to 2004. The directors concluded that the Fund’s investment results since Wellington had assumed portfolio management responsibilities were highly satisfactory.

Seligman Global Technology Fund. The directors reviewed information showing performance of the Seligman Global Technology Fund compared to other funds in the Lipper Science and Technology Fund Average, the Morgan Stanley Capital International World Information Technology (Gross) Index (the “MSCI WIT Index”) and a group of eight competitor funds selected by the Manager. The comparative information showed that the Seligman Global Technology Fund’s investment results were above the Lipper average, the MSCI WIT Index and the competitor average in all periods presented except calendar 2003, when the Fund’s results, although substantial and positive, were significantly below each benchmark. The directors also noted that the Seligman Global Technology Fund’s Lipper ranking was in the top quartile for one- and five- year periods ended September 30, 2005 and was above median for the ten-year period then ended, although its ranking in the three-year period was below the median due to the Fund’s results in 2003. Based upon their review, the directors concluded that the Seligman Global Technology Fund’s investment performance was highly satisfactory.

Seligman International Growth Fund. The directors reviewed information showing performance of the Seligman International Growth Fund compared to other funds in the Lipper International Fund Average, the Morgan Stanley Capital International Europe, Asia and Far East (Gross) Index (the “MSCI EAFE Index”) and a group of nine competitor funds selected by the Manager. The Manager reminded the directors that Wellington had assumed portfolio management responsibilities for the Seligman International Growth Fund in September 2003. The comparative information showed that the Seligman International Growth Fund’s results had been above the MSCI EAFE Index, the competitor average and the Lipper average in 2004, but that the Seligman International Growth Fund lagged each of those benchmarks by substantial amounts for the first nine months of 2005. The comparative information also showed that the Seligman International Growth Fund’s results had consistently been below the Lipper average, the MSCI EAFE Index and the competitor average in periods prior to 2004. The directors also noted that the Seligman International Growth Fund fell in the last quartile of Lipper rankings for the one-, three-, five- and ten-year periods ended September 30, 2005. The Manager stated that for periods prior to 2004 it believed it was appropriate to consider the favorable historical results achieved by Wellington in the Seligman International Growth Fund’s asset class, which had been an important factor in selecting Wellington as the Seligman International Growth Fund’s Subadviser. The Manager explained that, in light of this record, it viewed the results for the most recent nine-month period as a source of concern but not as an indication of any fundamental flaw in Wellington’s investment process. The directors concluded that they continued to have confidence in Wellington’s ability to manage the Seligman International Growth Fund’s portfolio.

Management Fees and Other Expenses

The directors considered the management fee rate paid by each Fund to the Manager and, where applicable, the subadvisory fee rates paid by the Manager in respect of each Subadvised Fund to the Subadviser. The directors recognized that it is difficult to make comparisons of management and subadvisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the fees the Manager and the Subadviser charge other clients with investment objectives similar to those of certain of the Funds. One such client, whose investment objective is similar to that of the Seligman Global Technology Fund, is an unregistered investment company whose shares are sold primarily outside the United States. The fee rate charged to this company, for which the Manager also serves as investment manager, is higher than the fee rate charged to the Seligman Global

Matters Relating to the Directors’ Consideration
of the Continuance of the Management Agreement
and Subadvisory Agreement

Technology Fund. In addition, the management fee rates paid by the Seligman Global Technology Portfolio and the Seligman International Growth Portfolio of Seligman Portfolios, Inc., each a “clone” of the Seligman Global Technology Fund and Seligman International Growth Fund, respectively, are the same as the fee rates charged to such Funds.

The Manager also subadvises three accounts with investment objectives similar to that of the Seligman Global Technology Fund. The fee rates charged by the Manager are lower than the rate paid by the Seligman Global Technology Fund. The Manager reviewed with the directors the significant differences in the scope of services the Manager provides to these accounts and to the Seligman Global Technology Fund. For example, the Management Agreement requires the Manager to provide, among other things, office facilities, officers (including the Seligman Global Technology Fund’s Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, corporate housekeeping, tax compliance and securities law filings, with the attendant costs and exposure to liability. The Manager also coordinates the provision of services to the Seligman Global Technology Fund by nonaffiliated service providers. Many of these services normally are not provided to clients where the Manager serves in a subadvisory capacity, and fees charged to the Seligman Global Technology Fund reflect the costs and risks of the additional obligations. The directors acknowledged and understood these considerations and accordingly gave appropriate weight to these fee comparisons.

The directors also reviewed data provided by the Subadviser comparing the subadvisory fee rates in the Subadvisory Agreement with the rates the Subadviser earned from subadvisory relationships with other registered investment companies with similar investment objectives to the Subadvised Funds. The directors noted that the subadvisory fee rates generally fell within the range paid by the other clients. Wellington did not have any subadvisory relationships with funds similar to Seligman Emerging Markets Fund.

The directors also considered the total expense ratio of each Fund in comparison to the fees and expenses of funds within the relevant Lipper category or a subset thereof of funds with net assets attributable to Class A shares more nearly comparable to the total assets of the Fund (referred to herein as a Fund’s “peer group”). The directors recognized that the expense ratio information for the Funds potentially reflected on the Manager’s provision of services, as the Manager is responsible for coordinating services provided to the Fund by others. The directors took note of situations in which the Manager had agreed to reimburse a Fund’s expenses, and the Manager explained that the expense ratios of some peer group funds also were lowered by fee waivers or expense reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary.

In considering the expense ratios of the Funds, the directors noted that the Funds have elected to have shareholder services provided at cost by SDC and that the Manager provides senior management of SDC as part of the services covered by its management fees. SDC provides services exclusively to the Funds and other investment companies in the Seligman Group of Funds, and the directors noted that the arrangement with SDC has provided the Funds and their shareholders with a consistently high level of service. The Manager stated that certain of the Funds with a large number of relatively small shareholder accounts or with a relatively high volume of purchase and redemption activity tend to have higher expense ratios. The Manager explained that this resulted in part from fixed annual per-account fees (irrespective of account size), charged either by SDC or by third-party administrators for retirement plans, and in part from fixed charges for each purchase or redemption of a Fund’s shares (irrespective of transaction size). The Manager further explained that it had taken steps in the past year that were intended to reduce the expense ratios of certain of these Funds by renegotiating arrangements with certain third-party administrators. The Manager added that, due to variables of this kind, it is difficult to compare SDC’s costs on a Fund-by-Fund basis with the costs that each Fund might incur if it were instead to engage a third-party shareholder service agent, although it believed that, on a complex-wide basis, a third-party shareholder service agent would be marginally less expensive than SDC. In the case of individual Funds, the use of a third-party shareholder service agent would have varying impacts on the respective Funds. The Manager reviewed with the Directors its view that maintaining high quality shareholder services is very important to the Funds and their shareholders. The directors concluded that the extra cost of SDC to the Funds was reasonable in light of the high quality of service it provided.

The Manager also stated that, for some Funds, custody expenses were a significant component of the total expense ratio. The Manager explained that custodians charge a fixed fee per securities transaction processed, irrespective of the size of the transaction. For small Funds, and for Funds with high portfolio turnover rates, the per-transaction fee represents a larger percentage of net assets than for larger or less active funds. The Manager added that, in the cases of the Funds, custodial fees (including the fees of foreign subcustodians) were significantly higher than those of funds that invest primarily in U.S. securities, thus potentially exacerbating the problem for smaller funds.

Seligman Emerging Markets Fund. The Seligman Emerging Markets Fund’s peer group consisted of the 30 funds in the Lipper Emerging Markets Fund category. The information showed that the Seligman Emerging Markets Fund’s current effective management fee rate of 1.250% was slightly higher than the average and equal to the median for the peer group. The directors noted that the Seligman Emerging Markets Fund’s fee rate schedule includes a breakpoint although, at current asset levels, it was unlikely to benefit from it in the next year.

The directors also noted that the Seligman Emerging Markets Fund’s expense ratio was materially higher than the median and the average for the peer group. The Manager noted that the costs associated with managing emerging markets funds generally were significantly higher than for other types of funds for a variety of reasons, including increased custody costs. The Manager explained that the Seligman Emerging Markets Fund’s high expense ratio relative to its peer group was attributable to the Seligman Emerging Markets Fund’s small size, its large number of small shareholder accounts, and a relatively high volume of purchase and redemption activity. The Manager stated that it had taken steps to reduce the Seligman Emerging Market Fund’s expense ratio in the past year by renegotiating arrangements with certain third-party administrators. The directors noted that, effective March 1, 2005 and continuing until at least December 31, 2006, the Manager had undertaken to reimburse the Seligman Emerging Markets Fund’s expenses (other than management fees and 12b-1 fees) to the extent such expenses exceed 0.85% per annum of average daily net assets, and that the effect of this undertaking was not reflected in the expense ratio

Matters Relating to the Directors’ Consideration
of the Continuance of the Management Agreement
and Subadvisory Agreement

information they reviewed. The directors concluded that the Seligman Emerging Markets Fund’s expense ratio was understandable in its particular circumstances.

Seligman Global Growth Fund. The Seligman Global Growth Fund’s peer group consisted of the ten funds in the Lipper Global Large-Cap Growth Fund category. The information showed that the Seligman Global Growth Fund’s current effective management fee rate of 0.99% was somewhat higher than the average and the median for the peer group, but within the range of fee rates for the peer group. The directors noted that the Seligman Global Growth Fund’s fee rate reflects the effect of a breakpoint, although only a small portion of the Seligman Global Growth Fund’s net assets benefited from the lower fee rate.

The directors also noted that the Seligman Global Growth Fund’s expense ratio was materially higher than the median and the average for the peer group. The Manager explained that the Seligman Global Growth Fund’s high expense ratio was in part attributable to its small size and a large number of small shareholder accounts. The directors noted that, effective November 1, 2004 and continuing until at least December 31, 2006, the Manager had undertaken to reimburse the Fund’s expenses (other than management fees and 12b-1 fees) to the extent such expenses exceed 0.85% per annum of average daily net assets, and that the effect of this undertaking was not reflected in the expense ratio information they reviewed. The directors were satisfied that the Seligman Global Growth Fund’s expense ratio was understandable in its particular circumstances.

Seligman Global Smaller Companies Fund. The Seligman Global Smaller Companies Fund’s peer group consisted of the four funds in the Lipper Global Small/Mid-Cap Core Fund category. The information showed that the Seligman Global Smaller Companies Fund’s current effective management fee rate of 0.96% was considerably higher than the average and somewhat higher than the median for the peer group. The directors noted that the Seligman Global Smaller Companies Fund’s fee rate reflects the effect of a breakpoint and that the peer group was very small.

The directors also noted that the Seligman Global Smaller Companies Fund’s expense ratio was the highest in the peer group and materially higher than the median and the average, although they also noted that the peer group contained only three other funds. The Manager explained that the Seligman Global Smaller Companies Fund’s large number of small shareholder accounts and relatively high account activity levels contributed to the higher expense ratio. The Manager also explained that the Fund’s custody fee rates were relatively high because of its relatively high portfolio turnover rate compared to its peers. The directors were satisfied that the Seligman Global Smaller Companies Fund’s expense ratio was understandable in its particular circumstances.

Seligman Global Technology Fund. The Seligman Global Technology Fund’s peer group consisted of funds in the Lipper Science and Technology Fund category having at least $25 million of average net assets attributable to Class A shares in their most recent fiscal year. The information showed that the Seligman Global Technology Fund’s current effective management fee rate of 1.00% was significantly higher than the average and the median for the 31 funds in the Lipper peer group, but was close to the median and the average for the six funds in the peer group that invested globally. The directors noted that the Seligman Global Technology Fund’s fee rate schedule includes breakpoints although, at the Seligman Global Technology Fund’s current asset levels, it was unlikely to benefit from them in the next year.

The directors also noted that the Seligman Global Technology Fund’s expense ratio was somewhat higher than the median and the average for the peer group, due primarily to its higher than average management fee. The directors were satisfied that the Seligman Global Technology Fund’s expense ratio was acceptable.

Seligman International Growth Fund. The Seligman International Growth Fund’s peer group consisted of the 33 funds in the Lipper International Multi-Cap Growth Fund category. The information showed that the Seligman International Growth Fund’s current effective management fee rate of 0.998% was somewhat higher than the average and slightly higher than the median for the peer group. The directors noted that the Seligman International Growth Fund’s fee rate reflected the effect of a breakpoint in the fee schedule.

The directors also noted that the Seligman International Growth Fund’s expense ratio was the second highest in the peer group and was materially higher than the median and the average for the peer group. The Manager noted that the costs associated with managing international funds generally were higher than for other types of funds for a variety of reasons, including increased custody costs. The Manager explained that the Seligman International Growth Fund’s high expense ratio relative to its peer group was attributable to the Seligman International Growth Fund’s small size, its large number of small shareholder accounts and relatively high volume of purchase and redemption activity. The Manager stated that it had taken steps to reduce the Seligman International Growth Fund’s expense ratio in the past year by renegotiating arrangements with certain third-party administrators. The directors noted that, effective November 1, 2004 and continuing until at least December 31, 2006, the Manager had undertaken to reimburse the Fund’s expenses (other than management fees and 12b-1 fees) to the extent such expenses exceed 0.85% per annum of average daily net assets, and that the effect of this undertaking was not reflected in the expense ratio information they reviewed. The directors were satisfied that the Seligman International Growth Fund’s expense ratio was understandable in its particular circumstances.

Economies of Scale

The directors noted that the management fee schedules for the Funds do contain breakpoints that reduce the fee rates on assets above specified levels. The directors recognized that there is no direct relationship between the economies of scale realized by funds and those realized by the Manager as assets increase, largely because economies of scale are realized (if at all) by the Manager across a variety of products and services, and not only in respect of a single fund. The directors do not believe there is a uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Manager and to the economies of scale that the Manager may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be real-

Matters Relating to the Directors’ Consideration
of the Continuance of the Management Agreement
and Subadvisory Agreement

ized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund’s management fee breakpoints with those of comparable funds. The directors also noted that the advisory agreements for many funds do not have breakpoints at all and that in any event, the Funds have not benefited from significant net sales in recent times. Having taken these factors into account, the directors concluded that the Funds’ breakpoint arrangements were acceptable under the Funds’ circumstances.

Board of Directors

John R. Galvin 1, 3	Leroy C. Richie 1, 3

• Dean Emeritus, Fletcher School of Law and Diplomacy at	• Counsel, Lewis & Munday, P.C.
Tufts Univesity	• Chairman and Chief Executive Officer,
• Chairman Emeritus, American Council on Germany	Q Standards Worldwide, Inc.
• Director, Kerr-McGee Corporation, Infinity, Inc. and Vibration
Alice S. Ilchman 2, 3	Control Technologies, LLC
• Lead Outside Director, Digital Ally Inc.
• President Emerita, Sarah Lawrence College	• Director and Chairman, Highland Park Michigan Economic
• Director, Jeannette K. Watson Fellowship and	Development Corp.
Public Broadcasting Service	• Chairman, Detroit Public Schools Foundation
• Trustee, Committee for Economic Development
• Governor of the Court of Governors, London School	Robert L. Shafer 2, 3
of Economics
• Ambassador and Permanent Observer of the Sovereign Military
Frank A. McPherson 2, 3	Order of Malta to the United Nations

• Retired Chairman of the Board and Chief Executive	James N. Whitson 1, 3
Officer, Kerr-McGee Corporation
• Director, DCP Midstream GP, LLP, Integris Health, Oklahoma	• Retired Executive Vice President and Chief Operating Officer,
Chapter of the Nature Conservancy, Oklahoma Medical Research	Sammons Enterprises, Inc.
Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City	• Director, CommScope, Inc.
Public Schools Foundation and Oklahoma Foundation for
Excellence in Education	Brian T. Zino

Betsy S. Michel 1, 3	• Director and President,
J. & W. Seligman & Co. Incorporated
• Trustee, The Geraldine R. Dodge Foundation	• Chairman, Seligman Data Corp.
• Director, ICI Mutual Insurance Company, Seligman
William C. Morris	Advisors, Inc. and Seligman Services, Inc.
• Member of the Board of Governors,
• Chairman, J. & W. Seligman & Co. Incorporated, Carbo Ceramics Inc.,	Investment Company Institute
Seligman Advisors, Inc. and Seligman Services, Inc.
• Director, Seligman Data Corp.
• President and Chief Executive Officer, The Metropolitan	Member: 1 Audit Committee
Opera Association	2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta

Vice President and Chief Compliance Officer	Secretary

Richard M. Parower

Vice President

Additional Fund Information

Manager	Subadviser
J. & W. Seligman & Co. Incorporated	Subadviser (to Seligman Emerging Markets Fund,
100 Park Avenue	Seligman Global Growth Fund, Seligman Global
New York, NY 10017	Smaller Companies Fund, and Seligman International
Growth Fund)
General Distributor
Seligman Advisors, Inc.	Wellington Management Company, LLP
100 Park Avenue	75 State Street
New York, NY 10017	Boston, MA 02109

Shareholder Service Agent	General Counsel
Seligman Data Corp.	Sullivan & Cromwell LLP
100 Park Avenue
New York, NY 10017

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by each Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Series’ form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ended June 30 will be available by no later than August 31 of that year.

1 These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report of the Series’ prospectus or statement of additional information.

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For More Information

IMPORTANT TELEPHONE NUMBERS

(800) 221-2450	Shareholder Services
(800) 445-1777	Retirement Plan Services
(212) 682-7600	Outside the United States
(800) 622-4597	24-Hour Automated Telephone
Access Service

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Fund of Seligman Global Fund Series, Inc. which contains information about the investment objectives, risks, charges, and expenses of the Funds, each of which should be considered carefully before investing or sending money.

EQSGFS3 4/06

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)      The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)	(3)	Not applicable.

(b)		Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date: July 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date: July 6, 2006

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: July 6, 2006

SELIGMAN GLOBAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	(2)	Certifications of principal executive officer and principal financial officer as required by
		Rule 30a-2(a) under the Investment Company Act of 1940.

	(b)	Certification of chief executive officer and chief financial officer as required by Rule
		30a-2(b) of the Investment Company Act of 1940.